Dreyfus/The Boston Company
Small Cap Growth Fund

Prospectus February 1, 2011	Class I Shares

Ticker Symbol: SSETX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Fund Summary

Fund Summary	1
Fund Details

Goal and Approach	4
Investment Risks	4
Management	6
Shareholder Guide

Buying and Selling Shares	8
General Policies	10
Distributions and Taxes	12
Services for Fund Investors	12
Financial Highlights	13
For More Information

See back cover.

Fund Summary

Investment Objective

The fund seeks long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	.80
Other expenses	.14
Total annual fund operating expenses	.94

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$96	$300	$520	$1,155

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 181.09% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its assets in equity securities of small-cap U.S. companies. The fund currently considers small-cap companies to be those with total market capitalizations, at the time of purchase, that are equal to or less than the total market capitalization of the largest company included in Russell 2000® Growth Index. The fund’s portfolio managers employ a growth-oriented investment style in managing the fund’s portfolio, which means the portfolio managers seek to identify those small-cap companies which are experiencing or are expected to experience rapid earnings or revenue growth. The portfolio managers focus on high quality companies and individual stock selection, instead of trying to predict which industries or sectors will perform best and select stocks by:

• Using fundamental research to identify and follow companies considered to have attractive characteristics, such as strong business and competitive positions, solid cash flows and balance sheets, high quality management and high sustainable growth; and

• Investing in a company when the portfolio managers’ research indicates that the company will experience accelerating revenues and expanding operating margins, which may lead to rising estimate trends and favorable earnings surprises.

The fund’s investment strategy may lead it to emphasize certain sectors, such as technology, health care, business services and communications.

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Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The fund’s share price fluctuates, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

• Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.

• Growth stock risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns.

• Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund’s performance to be more or less sensitive to developments affecting those companies, industries or sectors.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Class I shares from year to year. The table compares the average annual total returns of the fund’s shares to those of a broad measure of market performance. The fund’s past performance (before and after taxes) is no guarantee of future results. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%) Class I
Best Quarter Q2, 2003: 20.01% Worst Quarter Q4, 2008: -26.46%

After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (as of 12/31/10)
	1 Year	5 Years	10 Years
Class I returns before taxes	23.22%	3.36%	2.79%
Class I returns after taxes on distributions	23.22%	3.36%	2.79%
Class I returns after taxes on distributions and sale of fund shares	15.09%	2.89%	2.42%
Russell 2000 Growth Index reflects no deduction for fees, expenses or taxes	29.09%	5.30%	3.78%

Portfolio Management

The fund’s investment adviser is The Dreyfus Corporation. B. Randall Watts, Jr. and P. Hans Von Der Luft have served as the fund’s primary portfolio managers since September 2001 and September 2005, respectively. Mr. Watts and Mr.

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Von Der Luft are employees of The Dreyfus Corporation and The Boston Company Asset Management, LLC (TBCAM), an affiliate of The Dreyfus Corporation. Mr. Watts is a senior managing director and is the lead portfolio manager for the U.S. small-cap and micro-cap growth investment team at TBCAM. Mr. Von Der Luft is a director and a portfolio manager for the U.S. small-cap value equity strategies and a member of the portfolio management team for the U.S. small-cap growth strategies at TBCAM.

Purchase and Sale of Fund Shares

In general, the fund’s minimum initial investment is $1,000 and the minimum subsequent investment is $100. You may sell your shares on any business day by calling 1-800-645-6561 or by visiting www.dreyfus.com. You may also mail your request to sell shares to The Dreyfus Family of Funds, P.O. Box 55263, Boston, MA 02205-5263. The fund closed to new investors on July 6, 2007.

Tax Information

The fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Fund Details

Goal and Approach

The fund seeks long-term growth of capital. This objective may be changed by the fund’s board, upon 60 days’ prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its assets in equity securities of small-cap U.S. companies. The fund currently considers small-cap companies to be those with total market capitalizations, at the time of purchase, that are equal to or less than the total market capitalization of the largest company included in the Russell 2000® Growth Index, the fund’s benchmark. This would correspond to companies with total market capitalizations equal to or less than $5 billion as of December 31, 2010. The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies (the 2,000 smallest companies in the Russell 3000 Index (which is comprised of the 3,000 largest U.S. companies based on total market capitalization), representing approximately 10% of the total market capitalization of the Russell 3000 Index) with higher price-to-book ratios and higher forecasted growth values. The fund’s equity investments may include common stocks, preferred stocks, convertible securities and warrants, including those purchased in initial public offerings (IPOs) or shortly thereafter. The fund also may invest in exchange traded funds (ETFs) and similar structured pooled investments in order to provide exposure to certain equity markets.

Although the fund normally invests in U.S.-based companies, it may invest up to 15% of its assets in foreign companies, including up to 10% of its assets in issuers located in emerging market countries, and up to 3% of its assets in issuers of any one specific emerging market country. The fund also may invest up to 20% of its assets in high grade fixed-income securities (i.e., rated A or better or the unrated equivalent) with remaining maturities of three years or less, and may invest up to 5% of its assets in fixed-income securities in the lowest long-term investment grade category (i.e., rated Baa-/BBB- or the unrated equivalent).

The portfolio managers employ a growth-oriented investment style in managing the fund’s portfolio, which means the portfolio managers seek to identify those small-cap companies which are experiencing or are expected to experience rapid earnings or revenue growth. The portfolio managers focus on high quality companies, especially those with products or services that are believed to be leaders in their market niches.

The portfolio managers focus on individual stock selection instead of trying to predict which industries or sectors will perform best and select stocks by:

• Using fundamental research to identify and follow companies considered to have attractive characteristics, such as strong business and competitive positions, solid cash flows and balance sheets, high quality management and high sustainable growth; and

• Investing in a company when the portfolio managers’ research indicates that the company will experience accelerating revenues and expanding operating margins, which may lead to rising estimate trends and favorable earnings surprises.

The fund’s investment strategy may lead it to emphasize certain sectors, such as technology, health care, business services and communications.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to securities, indexes, foreign securities and interest rates) and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns or income, or as part of a hedging strategy. Generally, the fund would enter into equity index futures contracts based primarily on the Russell 2000 Index.

The fund does not have any limitations regarding portfolio turnover. The fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover of 100% is equivalent to the fund buying and selling all of the securities in its portfolio once during the course of a year.

Investment Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

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• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions that are not related to the particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry, such as labor shortages or increased production costs and competitive conditions within an industry, or factors that affect a particular company, such as management performance, financial leverage, and reduced demand for the company's products or services.

• Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund’s ability to sell these securities. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Some of the fund’s investments will rise and fall based on investor perception rather than economic factors. Other investments are made in anticipation of future products, services or events whose delay or cancellation could cause the stock price to drop.

• Growth stock risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns.

• Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund’s performance to be more or less sensitive to developments affecting those companies, industries or sectors.

In addition to the principal risks described above, the fund is subject to the following additional risks:

• Foreign investment risk. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

• Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms. Certain types of derivatives involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk, credit risk and pricing risk. Additionally, some derivatives involve economic leverage, which could increase the volatility of these investments as they may fluctuate in value more than the underlying instrument.

• Leverage risk. The use of leverage, such as engaging in reverse repurchase agreements, lending portfolio securities, entering into futures contracts or forward currency contracts and engaging in forward commitment transactions, may magnify the fund’s gains or losses.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund’s share price may fall dramatically. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.

• IPO risk. The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund’s performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund’s asset base increases, IPOs often have a diminished effect on such fund’s performance.

• Exchange-traded fund (ETF) risk. ETFs in which the fund may invest involve certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. Moreover, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the

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secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses.

• Other potential risks. The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.

Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

The fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund’s after-tax performance.

An investment in fixed-income securities will be subject primarily to interest rate and credit risks. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, to the extent the fund invests in bonds, the fund’s share price. The longer the effective maturity and duration of these investments, the more likely the fund’s share price will react to changes in interest rates. Credit risk is the risk that the issuer of the security will fail to make timely interest or principal payments, and includes the possibility that any of the fund’s fixed-income investments will have its credit rating downgraded.

Management

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $298 billion in 194 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of .80% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving the fund’s management agreement with Dreyfus is available in the fund’s semi-annual report for the period ended March 31, 2010. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 36 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $24.4 trillion in assets under custody and administration and $1.14 trillion in assets under management, and it services more than $12.0 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

B. Randall Watts, Jr. and P. Hans Von Der Luft are the fund’s primary portfolio managers, positions they have held since September 2001 and September 2005, respectively. Mr. Watts is a senior managing director and is the lead portfolio manager for the U.S. small-cap and micro-cap growth investment team at The Boston Company Asset Management, LLC (TBCAM), an affiliate of Dreyfus, where he has been employed since 2003. He is also responsible for conducting research covering the technology and industrial sectors. Mr. Von Der Luft is a director and a portfolio manager for the U.S. small-cap value equity strategies and a member of the portfolio management team for the U.S. small-cap growth strategies at TBCAM, where he has been employed since July 2003. He is also responsible for conducting research covering the health care and finance sectors. Mr. Watts and Mr. Von Der Luft have been employed by Dreyfus since December 2008. As dual employees of Dreyfus and TBCAM, Mr.Watts and Mr.Von Der Luft manage the fund as employees of Dreyfus but use TBCAM’s proprietary investment process.

The fund’s Statement of Additional Information (SAI) provides additional portfolio manager information, including compensation, other accounts managed and ownership of fund shares.

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of the fund and of the other funds in the Dreyfus Family of Funds. Rule 12b-1 fees and shareholder services fees, as applicable, are paid to MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the fund, the fund’s total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including

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affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any fund managed by Dreyfus or its affiliates.

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Shareholder Guide

Buying and Selling Shares

The fund is designed primarily for people who are investing through a third party, such as a bank, broker- dealer or financial adviser, or for a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described in this prospectus. Consult a representative of your plan or financial institution for further information.

The fund only offers Class I shares.

Class I shares of the fund are available only to limited types of investors, and may be purchased by:

• bank trust departments, trust companies and insurance companies that have entered into agreements with the fund’s distributor to offer fund shares to their clients

• institutional investors acting in a fiduciary, advisory, agency, custodial or similar capacity for qualified or non-qualified employee benefit plans, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities, trade or labor unions, or state and local governments, and IRAs set up under Simplified Employee Pension Plans that have entered into agreements with the fund’s distributor to offer fund shares to such plans

• law firms or attorneys acting as trustees or executors/administrators

• foundations and endowments that make an initial investment in the fund of at least $1 million

• sponsors of college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code, that maintain an omnibus account with the fund and do not require shareholder tax reporting or 529 account support responsibilities from the fund’s distributor

• advisory fee-based accounts offered through financial intermediaries who, depending on the structure of the selected advisory platform, make fund shares available

You pay no sales charges to invest in shares of the fund. Your price for shares is the net asset value per share (NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business.

Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. When calculating NAVs, Dreyfus values equity investments on the basis of market quotations or official closing prices. Dreyfus generally values fixed income investments based on values supplied by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board . If market quotations or prices from a pricing service are not readily available, or are determined not to reflect accurately fair value, the fund may value those investments at fair value as determined in accordance with procedures approved by the fund’s board. Fair value of investments may be determined by the fund’s board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Under certain circumstances, the fair value of foreign equity securities will be provided by an independent pricing service. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Funds that seek tax-exempt income are not recommended for purchase in IRAs or other qualified retirement plans. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors have no access to the fund.

Investments in certain types of thinly traded securities may provide short-term traders arbitrage opportunities. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume, or the market on which such securities are traded closes before the fund calculates its NAV. If short-term investors of the fund were able to take advantage of these arbitrage opportunities, they could dilute the NAV of fund shares held by long-term investors. Portfolio valuation policies can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that such valuation policies will prevent dilution of the fund’s NAV by short-term traders. While the fund has a policy regarding frequent trading, it too may not be completely effective to

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prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts. Please see “Shareholder Guide —General Policies” for further information about the fund’s frequent trading policy.

Orders to buy and sell shares received by an authorized entity (such as a bank, broker-dealer or financial adviser, or 401(k) or other retirement plan that has entered into an agreement with the fund’s distributor) by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (usually 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

How to Buy Shares

By Mail – Regular Accounts. To open a regular account, complete an application and mail it, together with a check payable to The Dreyfus Family of Funds, to:

The Dreyfus Family of Funds

P.O. Box 55299

Boston, MA 02205-5299

To purchase additional shares in a regular account, mail a check payable to The Dreyfus Family of Funds (with your account number on your check), together with an investment slip, to:

The Dreyfus Family of Funds

P.O. Box 105

Newark, NJ 07101-0105

Wire. To purchase shares in a regular account by wire, please call 1-800-645-6561 (outside the U.S. 516-794-5452) for more information.

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

The minimum initial and subsequent investment for regular accounts is $1,000 and $100, respectively. The minimum initial investment for foundations and endowments is $1 million. All investments must be made in U.S. dollars. Third-party checks, cash, travelers’ checks or money orders will not be accepted. You may be charged a fee for any check that does not clear.

Closed to New Investors

The fund closed to new investors as of the close of business on July 6, 2007 (the “Closing Date”). Investors who did not own shares of the fund at the Closing Date generally are not permitted to buy shares of the fund, except that new accounts may be established by:

• Participants in group employer retirement plans (and their successor plans), provided that the plan sponsor has been approved by Dreyfus and had established the fund as an investment option in the plan by the close of business on the Closing Date;

• Wrap programs that established the fund as an investment option under the wrap program by the close of business on the Closing Date;

• Certain firms on behalf of their high net worth clients, provided that such firms have been approved by Dreyfus and have continuously maintained investments in the fund on behalf of their clients since the close of business on the Closing Date; and

• The fund’s primary portfolio managers and fund board members who do not have existing accounts.

Shareholders of the fund as of the Closing Date may continue to make additional purchases and to reinvest dividends and capital gains into their existing fund accounts.

Fund shareholders whose accounts had a zero balance on or after the Closing Date are prohibited from reactivating the account or opening a new account, except that investors with zero balance accounts held under group employer retirement plans or wrap fee programs or by certain approved firms on behalf of their high net worth clients that were established by the close of business on the Closing Date may continue to make investments in such accounts. Financial institutions maintaining omnibus accounts with the fund, other than those described above, are prohibited from accepting purchase orders from new investors after the Closing Date. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

The board reserves the right to open the fund to new investors or suspend the sale of shares from time to time without further notice or supplement to the prospectus. The fund may from time to time enter into capacity agreements with certain investors or financial intermediaries whereby the fund agrees to reserve a specified maximum dollar amount of its remaining investment capacity to such investor or customers of such financial intermediary.

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How to Sell Shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

Before selling shares recently purchased by check, please note that:

• if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

• the fund will not process wire or telephone redemption requests for up to eight business days following the purchase of those shares

By Mail – Regular Account. To redeem shares in a regular account by mail, send a letter of instruction that includes your name, your account number, the name of the fund, the dollar amount to be redeemed and how and where to send the proceeds. Mail your request to:

The Dreyfus Family of Funds

P.O. Box 55263

Boston, MA 02205-5263

A signature guarantee is required for some written sell orders. These include:

• amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

• requests to send the proceeds to a different payee or address

• amounts of $100,000 or more

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call to ensure that your signature guarantee will be processed correctly.

Telephone. To sell shares in a regular account, call Dreyfus at 1-800-645-6561 (outside the U.S. 516-794-5452) to request your transaction.

A check will be mailed to your address of record or you may request a wire. For wires, be sure that the fund has your bank account information on file. Proceeds will be wired to your bank account.

You may request that redemption proceeds be paid by check and mailed to your address of record (maximum $250,000 per day). You may request that redemption proceeds be sent to your bank by wire (minimum $1,000/maximum $20,000 per day).

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

General Policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

If you invest through a financial intermediary (rather than directly with the distributor), the policies and fees may be different than those described herein. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Please consult your financial representative or the SAI.

The fund is designed for long-term investors. Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, Dreyfus and the fund’s board have adopted a policy of discouraging excessive trading, short-term market timing and other abusive trading practices (frequent trading) that could adversely affect the fund or its operations. Dreyfus and the fund will not enter into arrangements with any person or group to permit frequent trading.

The fund also reserves the right to:

• change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions

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• change its minimum or maximum investment amounts

• delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)

• “redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)

• refuse any purchase or exchange request, including those from any individual or group who, in Dreyfus’ view, is likely to engage in frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading. A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

Transactions made through Automatic Investment Plans, Automatic Withdrawal Plans, automatic non-discretionary rebalancing programs, and minimum required retirement distributions generally are not considered to be frequent trading. For employer-sponsored benefit plans, generally only participant-initiated exchange transactions are subject to the roundtrip limit.

Dreyfus monitors selected transactions to identify frequent trading. When its surveillance systems identify multiple roundtrips, Dreyfus evaluates trading activity in the account for evidence of frequent trading. Dreyfus considers the investor’s trading history in other accounts under common ownership or control, in other Dreyfus Funds and BNY Mellon Funds, and if known, in nonaffiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while Dreyfus seeks to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, Dreyfus seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If Dreyfus concludes the account is likely to engage in frequent trading, Dreyfus may cancel or revoke the purchase or exchange on the following business day. Dreyfus may also temporarily or permanently bar such investor’s future purchases into the fund in lieu of, or in addition to, canceling or revoking the trade. At its discretion, Dreyfus may apply these restrictions across all accounts under common ownership, control or perceived affiliation.

Fund shares often are held through omnibus accounts maintained by financial intermediaries, such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Dreyfus’ ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited. However, the agreements between the distributor and financial intermediaries include obligations to comply with the terms of this prospectus and to provide Dreyfus, upon request, with information concerning the trading activity of investors whose shares are held in omnibus accounts. If Dreyfus determines that any such investor has engaged in frequent trading of fund shares, Dreyfus may require the intermediary to restrict or prohibit future purchases or exchanges of fund shares by that investor.

Certain retirement plans and intermediaries that maintain omnibus accounts with the fund may have developed policies designed to control frequent trading that may differ from the fund’s policy. At its sole discretion, the fund may permit such intermediaries to apply their own frequent trading policy. If you are investing in fund shares through an intermediary (or in the case of a retirement plan, your plan sponsor), please contact the intermediary for information on the frequent trading policies applicable to your account.

To the extent that the fund significantly invests in foreign securities traded on markets that close before the fund calculates its NAV, events that influence the value of these foreign securities may occur after the close of these foreign markets and before the fund calculates its NAV. As a result, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these foreign securities at the time the fund calculates its NAV (referred to as price arbitrage). This type of frequent trading may dilute the value of fund shares held by other shareholders. Dreyfus has adopted procedures designed to adjust closing market prices of foreign equity securities under certain circumstances to reflect what it believes to be their fair value.

To the extent that the fund significantly invests in thinly traded securities, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in highly liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Although the fund’s frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

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Small Account Policy

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds.

Distributions and Taxes

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.

High portfolio turnover  and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value. The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund  when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax adviser before investing.

Services for Fund Investors

Exchange Privilege

Generally, you can exchange shares worth $500 or more (no minimum for retirement accounts) of the fund for Class I shares of other Dreyfus Funds or for shares of certain other Dreyfus Funds. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

See the SAI for more information regarding exchanges.

Account Statements

Every Dreyfus Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

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Financial Highlights

These financial highlights describe the performance of the fund’s shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by KPMG LLP (beginning with the 2009 fiscal periods), an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request. Information for each fiscal year ended through September 30, 2008 was audited by the fund’s former independent registered public accounting firm.

	Year Ended September 30,
Class I Shares	2010	2009[a]	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	43.36	49.89	59.41	49.67	46.30
Investment Operations:
Investment (loss)--net[b]	(.13)	(.12)	(.11)	(.11)	(.14)
Net realized and unrealized gain (loss) on investments	4.45	(6.41)	(9.41)[c]	9.85[c]	3.51
Total from Investment Operations	4.32	(6.53)	(9.52)	9.74	3.37
Net asset value, end of period	47.68	43.36	49.89	59.41	49.67
Total Return (%)	9.96	(13.14)	(16.02)	19.61	7.28
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.94	1.00	1.01	1.09[d]	1.38[d]
Ratio of net expenses to average net assets	.94[e]	1.00	1.01	1.09[d]	1.10[d]
Ratio of net investment (loss) to average net assets	(.29)	(.34)	(.20)	(.20)	(.30)
Portfolio Turnover Rate	181.09	271	207	175[f]	166[f]
Net Assets, end of period ($ x 1,000)	219,144	299,563	232,706	186,991	42,103
[a]Effective September 1, 2009, the fund's shares were redesignated as Class I shares.
[b]Based on average shares outstanding at each month end.
[c]Amounts include litigation proceeds received by the fund of $.01 for the year ended September 30, 2008 and $.01 for the year ended September 30, 2007.
[d]For the period October 1, 2006 to September 19, 2007 and for 2006, the ratio includes the fund's share of the TBC Small Cap Growth Portfolio's (the "Portfolio") allocated expenses.
[e]Expense waivers and/or reimbursements amounted to less than .01%.

[f]On September 19, 2007, the fund, which had owned 100% of the Portfolio on such date, withdrew entirely from the Portfolio and received the Portfolio's securities and cash in exchange for its interest in the Portfolio. Effective September 20, 2007, the fund began investing directly in the securities in which the Portfolio had invested. Portfolio turnover represents activity of both the fund and the Portfolio for 2007. The amount shown for 2006 is the turnover rate for the Portfolio.

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For More Information

Dreyfus/The Boston Company Small Cap Growth Fund

A series of Dreyfus Investment Funds
SEC file number: 811-04813

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. The fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

To obtain information:

By telephone. Call 1-800-645-6561

By mail.
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail. Send your request to info@dreyfus.com

On the Internet. Certain fund documents can be viewed online or downloaded from:

SEC: http://www.sec.gov

Dreyfus: http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2011 MBSC Securities Corporation 6941P0211

Dreyfus/The Boston Company
Small Cap Tax-Sensitive Equity Fund

Prospectus February 1, 2011	Class I Shares

Ticker Symbol: SDCEX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Fund Summary

Fund Summary	1
Fund Details

Goal and Approach	4
Investment Risks	5
Management	6
Shareholder Guide

Buying and Selling Shares	8
General Policies	10
Distributions and Taxes	12
Services for Fund Investors	12
Financial Highlights	13
For More Information

See back cover.

Fund Summary

Investment Objective

The fund seeks to maximize after-tax total return, consisting of long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	.80
Other expenses	.19
Total annual fund operating expenses	.99

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$101	$315	$547	$1,213

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 171.24% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its assets in equity securities of small-cap U.S. companies. The fund currently considers small-cap companies to be those with total market capitalizations, at the time of purchase, that are equal to or less than the total market capitalization of the largest company included in Russell 2000® Growth Index. The fund’s portfolio managers employ a growth-oriented investment style in managing the fund’s portfolio, which means the portfolio managers seek to identify those small-cap companies which are experiencing or are expected to experience rapid earnings or revenues growth. The portfolio managers focus on companies with products or services that are believed to be leaders in their market niches and they focus on individual stock selection, instead of trying to predict which industries or sectors will perform best, and select stocks by:

• Using fundamental research to identify and follow companies considered to have attractive characteristics, such as strong business and competitive positions, solid cash flows and balance sheets, high quality management and high sustainable growth; and

• Investing in a company when the portfolio managers’ research indicates that the company will experience accelerating revenues and expanding operating margins, which may lead to rising estimate trends and favorable earnings surprises.

The fund uses the following tax-sensitive strategies, to the extent consistent with its investment goal, to reduce the impact of federal and state income taxes on the fund’s after-tax returns.

• Minimizing sales of securities that result in capital gains.

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• If such a sale cannot be avoided, selling first the highest cost securities to reduce the amount of capital gain; also, preferring the sale of securities producing long-term gains to those producing short-term gains.

• Selling underperforming securities to realize capital losses that can be offset against realized capital gains.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The fund’s share price fluctuates, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

• Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.

• Growth stock risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns.

• Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund’s performance to be more or less sensitive to developments affecting those companies, industries or sectors.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Class I shares from year to year. The table compares the average annual total returns of the fund’s shares to those of a broad measure of market performance. The fund’s past performance (before and after taxes) is no guarantee of future results. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%) Class I
Best Quarter Q2, 2003: 20.10% Worst Quarter Q4, 2008: -26.52%

After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (as of 12/31/10)
	1 Year	5 Years	10 Years
Class I returns before taxes	23.24%	3.54%	2.57%
Class I returns after taxes on distributions	23.24%	2.51%	1.95%
Class I returns after taxes on distributions and sale of fund shares	15.11%	2.72%	2.05%
Russell 2000 Growth Index reflects no deduction for fees, expenses or taxes	29.09%	5.30%	3.78%

2

Portfolio Management

The fund’s investment adviser is The Dreyfus Corporation. B. Randall Watts, Jr. and Todd Wakefield are the fund’s primary portfolio managers, positions they have held since September 2001 and July 2004, respectively. Mr. Watts and Mr. Wakefield are employees of The Dreyfus Corporation and The Boston Company Asset Management, LLC (TBCAM), an affiliate of The Dreyfus Corporation. Mr. Watts is a senior managing director and is the lead portfolio manager for the U.S. small-cap and micro-cap growth investment team at TBCAM. Mr. Wakefield is a managing director and is a portfolio manager for the U.S. small-cap growth and small- to mid-cap growth strategies at TBCAM.

Purchase and Sale of Fund Shares

In general, the fund’s minimum initial investment is $1,000 and the minimum subsequent investment is $100. You may sell your shares on any business day by calling 1-800-645-6561 or by visiting www.dreyfus.com. You may also mail your request to sell shares to The Dreyfus Family of Funds, P.O. Box 55263, Boston, MA 02205-5263. The fund closed to new investors on July 6, 2007.

Tax Information

The fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Fund Details

Goal and Approach

The fund seeks to maximize after-tax total return, consisting of long-term growth of capital. This objective may be changed by the fund’s board, upon 60 days’ prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its assets in equity securities of small-cap U.S. companies. The fund currently considers small-cap companies to be those with total market capitalizations, at the time of purchase, that are equal to or less than the total market capitalization of the largest company included in the Russell 2000® Growth Index, the fund’s benchmark. This would correspond to companies with total market capitalizations equal to or less than $5 billion as of December 31, 2010. The Russell 2000® Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies (the 2,000 smallest companies in the Russell 3000® Index (which is comprised of than 3,000 largest U.S. companies based on total market capitalization), representing approximately 10% of the total market capitalization of the Russell 3000® Index) with higher price-to-book ratios and higher forecasted growth values. The fund’s equity investments may include common stocks, preferred stocks, convertible securities and warrants, including those purchased in initial public offerings (IPOs) or shortly thereafter. The fund may also invest in exchange traded funds (ETFs) and similar structured pooled investments in order to provide exposure to certain equity markets.

Although the fund normally invests in U.S.-based companies, it may invest up to 15% of its assets in foreign companies, including up to 10% of its assets in issuers located in emerging market countries, and up to 3% of its assets in issuers of any one specific emerging market country. The fund also may invest up to 20% of its assets in high grade fixed-income securities (i.e., rated A or better or the unrated equivalent) with remaining maturities of three years or less, and may invest up to 5% of its assets in fixed income securities in the lowest long-term investment grade category (i.e., rated Baa-/BBB- or the unrated equivalent).

The portfolio managers employ a growth-oriented investment style in managing the fund’s portfolio, which means the portfolio managers seek to identify those small-cap companies which are experiencing or are expected to experience rapid earnings or revenues growth. The portfolio managers focus on companies with products or services that are believed to be leaders in their market niches.

The portfolio managers focus primarily on individual stock selection instead of trying to predict which industries or sectors will perform best and select particular investments for the fund by:

• Using fundamental research to identify and follow companies considered to have attractive characteristics, such as strong business positions, solid cash flows and balance sheets, high quality management and high sustainable growth.

• Investing in a company when the portfolio managers’ research indicates that the company will experience accelerating revenues and expanding operating margins, which may lead to rising estimate trends and favorable earnings surprises.

The fund uses the following tax-sensitive strategies, to the extent consistent with its investment goal, to reduce the impact of federal and state income taxes on the fund’s after-tax returns.

• Minimizing sales of securities that result in capital gains.

• If such a sale cannot be avoided, selling first the highest cost securities to reduce the amount of capital gain; also, preferring the sale of securities producing long-term gains to those producing short-term gains.

• Selling underperforming securities to realize capital losses that can be offset against realized capital gains.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to securities, indexes, foreign securities and interest rates) and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns or as part of a hedging strategy. Generally, the fund would enter into equity index futures contracts based primarily on the Russell 2000® Index.

The fund does not have any limitations regarding portfolio turnover. The fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover of 100% is equivalent to the fund buying and selling all of the securities in its portfolio once during the course of year.

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Investment Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions that are not related to the particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry, such as labor shortages or increased production costs and competitive conditions within an industry, or factors that affect a particular company, such as management performance, financial leverage, and reduced demand for the company's products or services.

• Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund’s ability to sell these securities. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Some of the fund’s investments will rise and fall based on investor perception rather than economic factors. Other investments are made in anticipation of future products, services or events whose delay or cancellation could cause the stock price to drop.

• Growth stock risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns.

• Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund’s performance to be more or less sensitive to developments affecting those companies, industries or sectors.

In addition to the principal risks described above, the fund is subject to the following additional risks:

• Foreign investment risk. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

• Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms. Certain types of derivatives involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk, credit risk and pricing risk. Additionally, some derivatives involve economic leverage, which could increase the volatility of these investments as they may fluctuate in value more than the underlying instrument.

• Leverage risk. The use of leverage, such as engaging in reverse repurchase agreements, lending portfolio securities, entering into futures contracts or forward currency contracts and engaging in forward commitment transactions, may magnify the fund’s gains or losses.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund’s share price may fall dramatically. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.

• IPO risk. The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund’s performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of

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the fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund’s asset base increases, IPOs often have a diminished effect on such fund’s performance.

• Exchange-traded fund (ETF) risk. ETFs in which the fund may invest involve certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. Moreover, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses.

• Other potential risks. The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.

Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

Although the fund uses tax management strategies, the fund may sell and realize short-term gains on a stock if the stock appears to have peaked or is expected to decline in value, to increase diversification or to raise cash to pay expenses or meet shareholder redemption requests. In addition, some of the equity and fixed-income securities in the fund’s portfolio will regularly generate taxable income.

The fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund’s after-tax performance.

An investment in fixed-income securities will be subject primarily to interest rate and credit risks. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, to the extent the fund invests in bonds, the fund’s share price. The longer the effective maturity and duration of these investments, the more likely the fund’s share price will react to changes in interest rates. Credit risk is the risk that the issuer of the security will fail to make timely interest or principal payments, and includes the possibility that any of the fund’s fixed-income investments will have its credit rating downgraded.

Management

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $298 billion in 194 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of .80% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving the fund’s management agreement with Dreyfus is available in the fund’s semi-annual report for the period ended March 31, 2010. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 36 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $24.4 trillion in assets under custody and administration and $1.14 trillion in assets under management, and it services more than $12.0 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

B. Randall Watts, Jr. and Todd Wakefield are the fund’s primary portfolio managers, positions they have held since September 2001 and July 2004, respectively. Mr. Watts is a senior managing director and is the lead portfolio manager for the U.S. small-cap and micro-cap growth investment team at The Boston Company Asset Management, LLC (TBCAM), an affiliate of Dreyfus, where he has been employed since 2003. He is also responsible for conducting research covering the technology and industrial sectors. Mr. Wakefield is a managing director and is a portfolio manager for the U.S. small-cap growth and small-to mid-cap growth strategies at TBCAM, where he has been employed since 2003. He is also responsible for conducting research covering the consumer services and energy sectors. Mr. Watts and Mr. Wakefield have been employed by Dreyfus since December 2008. As dual employees of Dreyfus and TBCAM, Mr. Watts and Mr. Wakefield manage the fund as employees of Dreyfus but use TBCAM’s proprietary investment process.

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The fund’s Statement of Additional Information (SAI) provides additional portfolio manager information, including compensation, other accounts managed and ownership of fund shares.

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of the fund and of the other funds in the Dreyfus Family of Funds. Rule 12b-1 fees and shareholder services fees, as applicable, are paid to MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the fund, the fund’s total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any fund managed by Dreyfus or its affiliates.

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Shareholder Guide

Buying and Selling Shares

The fund is designed primarily for people who are investing through a third party, such as a bank, broker- dealer or financial adviser, or for a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described in this prospectus. Consult a representative of your plan or financial institution for further information.

The fund only offers Class I shares.

Class I shares of the fund are available only to limited types of investors, and may be purchased by:

• bank trust departments, trust companies and insurance companies that have entered into agreements with the fund’s distributor to offer fund shares to their clients

• institutional investors acting in a fiduciary, advisory, agency, custodial or similar capacity for qualified or non-qualified employee benefit plans, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities, trade or labor unions, or state and local governments, and IRAs set up under Simplified Employee Pension Plans that have entered into agreements with the fund’s distributor to offer fund shares to such plans

• law firms or attorneys acting as trustees or executors/administrators

• foundations and endowments that make an initial investment in the fund of at least $1 million

• sponsors of college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code, that maintain an omnibus account with the fund and do not require shareholder tax reporting or 529 account support responsibilities from the fund’s distributor

• advisory fee-based accounts offered through financial intermediaries who, depending on the structure of the selected advisory platform, make fund shares available

You pay no sales charges to invest in shares of the fund. Your price for shares is the net asset value per share (NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business.

Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. When calculating NAVs, Dreyfus values equity investments on the basis of market quotations or official closing prices. Dreyfus generally values fixed income investments based on values supplied by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board . If market quotations or prices from a pricing service are not readily available, or are determined not to reflect accurately fair value, the fund may value those investments at fair value as determined in accordance with procedures approved by the fund’s board. Fair value of investments may be determined by the fund’s board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Under certain circumstances, the fair value of foreign equity securities will be provided by an independent pricing service. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Funds that seek tax-exempt income are not recommended for purchase in IRAs or other qualified retirement plans. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors have no access to the fund.

Investments in certain types of thinly traded securities may provide short-term traders arbitrage opportunities. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume, or the market on which such securities are traded closes before the fund calculates its NAV. If short-term investors of the fund were able to take advantage of these arbitrage opportunities, they could dilute the NAV of fund shares held by long-term investors. Portfolio valuation policies can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that such valuation policies will prevent dilution of the fund’s NAV by short-term traders. While the fund has a policy regarding frequent trading, it too may not be completely effective to

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prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts. Please see “Shareholder Guide —General Policies” for further information about the fund’s frequent trading policy.

Orders to buy and sell shares received by an authorized entity (such as a bank, broker-dealer or financial adviser, or 401(k) or other retirement plan that has entered into an agreement with the fund’s distributor) by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (usually 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

How to Buy Shares

By Mail – Regular Accounts. To open a regular account, complete an application and mail it, together with a check payable to The Dreyfus Family of Funds, to:

The Dreyfus Family of Funds

P.O. Box 55299

Boston, MA 02205-5299

To purchase additional shares in a regular account, mail a check payable to The Dreyfus Family of Funds (with your account number on your check), together with an investment slip, to:

The Dreyfus Family of Funds

P.O. Box 105

Newark, NJ 07101-0105

Wire. To purchase shares in a regular account by wire, please call 1-800-645-6561 (outside the U.S. 516-794-5452) for more information.

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

The minimum initial and subsequent investment for regular accounts is $1,000 and $100, respectively. The minimum initial investment for foundations and endowments is $1 million. All investments must be made in U.S. dollars. Third-party checks, cash, travelers’ checks or money orders will not be accepted. You may be charged a fee for any check that does not clear.

Closed to New Investors

The fund closed to new investors as of the close of business on July 6, 2007 (the “Closing Date”). Investors who did not own shares of the fund at the Closing Date generally are not permitted to buy shares of the fund, except that new accounts may be established by:

• Participants in group employer retirement plans (and their successor plans), provided that the plan sponsor has been approved by Dreyfus and had established the fund as an investment option in the plan by the close of business on the Closing Date;

• Wrap programs that established the fund as an investment option under the wrap program by the close of business on the Closing Date;

• Certain firms on behalf of their high net worth clients, provided that such firms have been approved by Dreyfus and have continuously maintained investments in the fund on behalf of their clients since the close of business on the Closing Date; and

• The fund’s primary portfolio managers and fund board members who do not have existing accounts.

Shareholders of the fund as of the Closing Date may continue to make additional purchases and to reinvest dividends and capital gains into their existing fund accounts.

Fund shareholders whose accounts had a zero balance on or after the Closing Date are prohibited from reactivating the account or opening a new account, except that investors with zero balance accounts held under group employer retirement plans or wrap fee programs or by certain approved firms on behalf of their high net worth clients that were established by the close of business on the Closing Date may continue to make investments in such accounts. Financial institutions maintaining omnibus accounts with the fund, other than those described above, are prohibited from accepting purchase orders from new investors after the Closing Date. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

The board reserves the right to open the fund to new investors or suspend the sale of shares from time to time without further notice or supplement to the prospectus. The fund may from time to time enter into capacity agreements with certain investors or financial intermediaries whereby the fund agrees to reserve a specified maximum dollar amount of its remaining investment capacity to such investor or customers of such financial intermediary.

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How to Sell Shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

Before selling shares recently purchased by check, please note that:

• if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

• the fund will not process wire or telephone redemption requests for up to eight business days following the purchase of those shares

By Mail – Regular Account. To redeem shares in a regular account by mail, send a letter of instruction that includes your name, your account number, the name of the fund, the dollar amount to be redeemed and how and where to send the proceeds. Mail your request to:

The Dreyfus Family of Funds

P.O. Box 55263

Boston, MA 02205-5263

A signature guarantee is required for some written sell orders. These include:

• amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

• requests to send the proceeds to a different payee or address

• amounts of $100,000 or more

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call to ensure that your signature guarantee will be processed correctly.

Telephone. To sell shares in a regular account, call Dreyfus at 1-800-645-6561 (outside the U.S. 516-794-5452) to request your transaction.

A check will be mailed to your address of record or you may request a wire. For wires, be sure that the fund has your bank account information on file. Proceeds will be wired to your bank account.

You may request that redemption proceeds be paid by check and mailed to your address of record (maximum $250,000 per day). You may request that redemption proceeds be sent to your bank by wire (minimum $1,000/maximum $20,000 per day).

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

General Policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

If you invest through a financial intermediary (rather than directly with the distributor), the policies and fees may be different than those described herein. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Please consult your financial representative or the SAI.

The fund is designed for long-term investors. Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, Dreyfus and the fund’s board have adopted a policy of discouraging excessive trading, short-term market timing and other abusive trading practices (frequent trading) that could adversely affect the fund or its operations. Dreyfus and the fund will not enter into arrangements with any person or group to permit frequent trading.

The fund also reserves the right to:

• change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions

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• change its minimum or maximum investment amounts

• delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)

• “redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)

• refuse any purchase or exchange request, including those from any individual or group who, in Dreyfus’ view, is likely to engage in frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading. A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

Transactions made through Automatic Investment Plans, Automatic Withdrawal Plans, automatic non-discretionary rebalancing programs, and minimum required retirement distributions generally are not considered to be frequent trading. For employer-sponsored benefit plans, generally only participant-initiated exchange transactions are subject to the roundtrip limit.

Dreyfus monitors selected transactions to identify frequent trading. When its surveillance systems identify multiple roundtrips, Dreyfus evaluates trading activity in the account for evidence of frequent trading. Dreyfus considers the investor’s trading history in other accounts under common ownership or control, in other Dreyfus Funds and BNY Mellon Funds, and if known, in nonaffiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while Dreyfus seeks to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, Dreyfus seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If Dreyfus concludes the account is likely to engage in frequent trading, Dreyfus may cancel or revoke the purchase or exchange on the following business day. Dreyfus may also temporarily or permanently bar such investor’s future purchases into the fund in lieu of, or in addition to, canceling or revoking the trade. At its discretion, Dreyfus may apply these restrictions across all accounts under common ownership, control or perceived affiliation.

Fund shares often are held through omnibus accounts maintained by financial intermediaries, such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Dreyfus’ ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited. However, the agreements between the distributor and financial intermediaries include obligations to comply with the terms of this prospectus and to provide Dreyfus, upon request, with information concerning the trading activity of investors whose shares are held in omnibus accounts. If Dreyfus determines that any such investor has engaged in frequent trading of fund shares, Dreyfus may require the intermediary to restrict or prohibit future purchases or exchanges of fund shares by that investor.

Certain retirement plans and intermediaries that maintain omnibus accounts with the fund may have developed policies designed to control frequent trading that may differ from the fund’s policy. At its sole discretion, the fund may permit such intermediaries to apply their own frequent trading policy. If you are investing in fund shares through an intermediary (or in the case of a retirement plan, your plan sponsor), please contact the intermediary for information on the frequent trading policies applicable to your account.

To the extent that the fund significantly invests in foreign securities traded on markets that close before the fund calculates its NAV, events that influence the value of these foreign securities may occur after the close of these foreign markets and before the fund calculates its NAV. As a result, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these foreign securities at the time the fund calculates its NAV (referred to as price arbitrage). This type of frequent trading may dilute the value of fund shares held by other shareholders. Dreyfus has adopted procedures designed to adjust closing market prices of foreign equity securities under certain circumstances to reflect what it believes to be their fair value.

To the extent that the fund significantly invests in thinly traded securities, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in highly liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Although the fund’s frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

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Small Account Policy

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds.

Distributions and Taxes

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.

High portfolio turnover  and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value. The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund  when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax adviser before investing.

Services for Fund Investors

Exchange Privilege

Generally, you can exchange shares worth $500 or more (no minimum for retirement accounts) of the fund for Class I shares of other Dreyfus Funds or for shares of certain other Dreyfus Funds. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally will have the same privileges as your original account (as long as they are available). See the SAI for more information regarding exchanges.

Account Statements

Every Dreyfus Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

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Financial Highlights

These financial highlights describe the performance of the fund’s shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by KPMG LLP (beginning with the 2009 fiscal periods), an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request. Information for each fiscal year ended through September 30, 2008 was audited by the fund’s former independent registered public accounting firm.

	Year Ended September 30,
Class I Shares	2010	2009[a]	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	29.05	33.59	43.15	42.27	42.35
Investment Operations:
Investment (loss)--net[b]	(.10)	(.09)	(.07)	(.07)	(.08)
Net realized and unrealized gain (loss) on investments	3.04[c]	(4.45)	(6.42)[c]	8.07[c]	3.08
Total from Investment Operations	2.94	(4.54)	(6.49)	8.00	3.00
Distributions:
Dividends from net realized gain on investments	-	-	(3.07)	(7.12)	(3.08)
Net asset value, end of period	31.99	29.05	33.59	43.15	42.27
Total Return (%)	10.12	(13.54)	(15.99)	20.79	7.49
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.99	1.05	.95	.96	.99
Ratio of net expenses to average net assets	.99[d]	1.05[d]	.95	.96	.99
Ratio of net investment (loss) to average net assets	(.33)	(.38)	(.19)	(.17)	(.18)
Portfolio Turnover Rate	171.24	265.74	209	170	169
Net Assets, end of period ($ x 1,000)	183,797	203,805	303,246	316,479	160,552
[a]Effective September 1, 2009, the fund's shares were redesignated as Class I shares.
[b]Based on average shares outstanding at each month end.
[c]Amount includes litigation proceeds received by the fund amounting to $.02, $.01 and $.04 per share for the years ended September 30, 2010, 2008 and 2007, respectively.
[d]Expense waivers and/or reimbursements amounted to less than .01%.

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For More Information

Dreyfus/The Boston Company Small Cap Tax-Sensitive Equity Fund

A series of Dreyfus Investment Funds
SEC file number: 811-04813

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. The fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

To obtain information:

By telephone. Call 1-800-645-6561

By mail.
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail. Send your request to info@dreyfus.com

On the Internet. Certain fund documents can be viewed online or downloaded from:

SEC: http://www.sec.gov

Dreyfus: http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2011 MBSC Securities Corporation 6938P0211

Dreyfus/The Boston Company

Small Cap Value Fund

Ticker Symbol: STSVX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Fund Summary
Fund Summary	1

Fund Details
Goal and Approach	4
Investment Risks	4
Management	6

Shareholder Guide
Buying and Selling Shares	8
General Policies	10
Distributions and Taxes	12
Services for Fund Investors	12
Financial Highlights	13

For More Information

See back cover.

Fund Summary

Investment Objective

The fund seeks long-term growth of capital.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	.80
Other expenses	.13
Total annual fund operating expenses	.93
Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1	Year	3 Years	5 Years	10 Years
$95		$296	$515	$1,143

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 79.47% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its assets in equity securities of small-cap U.S. companies. The fund currently considers small-cap companies to be those with total market capitalizations, at the time of purchase, that are equal to or less than the total market capitalization of the largest company included in the Russell 2000® Value Index.

The portfolio managers use fundamental research and qualitative analysis to select stocks among the portfolio candidates. The portfolio managers look for companies with strong competitive positions, high quality management, and financial strength.

The portfolio managers use a variety of screening methods to identify small-cap companies that might be attractive investments. Once attractive investments have been identified, the portfolio managers then use a consistent three-step fundamental research process to evaluate the stocks, consisting of:

  Valuation: to identify small-cap companies that are considered to be attractively priced relative to their earnings potential;

  Fundamentals: to verify the strength of the underlying business position; and

  Catalyst: to identify a specific event that has the potential to cause the stocks to appreciate in value.

1

The portfolio managers focus primarily on individual stock selection instead of trying to predict which industries or sectors will perform best. The stock selection process is designed to produce a diversified portfolio of companies that the portfolio managers believe are undervalued relative to expected business growth.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The fund’s share price fluctuates, sometimes dramatically, which means you could lose money.

  Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

  Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.

  Value stock risk. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock’s intrinsic worth or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

  Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund’s performance to be more or less sensitive to developments affecting those companies, industries or sectors.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Class I shares from year to year. The table compares the average annual total returns of the fund’s shares to those of a broad measure of market performance. The fund’s past performance (before and after taxes) is no guarantee of future results. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%)

After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (as of 12/31/10)
	1	Year	5 Years	10 Years
Class I returns before taxes	19.44%		4.36%	10.31%
Class I returns after taxes on distributions	19.36%		3.83%	9.13%
Class I returns after taxes on distributions and sale of fund shares	12.74%		3.60%	8.63%
Russell 2000 Value Index reflects no deduction for fees, expenses or	24.50%		3.52%	8.42%
taxes

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Portfolio Management

The fund’s investment adviser is The Dreyfus Corporation. Joseph M. Corrado, CFA, and Stephanie K. Brandaleone, CFA, are the fund’s primary portfolio managers, positions they have held since February 2000. Mr. Corrado and Ms. Brandaleone are employees of The Dreyfus Corporation and The Boston Company Asset Management, LLC (TBCAM), an affiliate of The Dreyfus Corporation. Mr. Corrado is a senior managing director and is the lead portfolio manager for the U.S. small-cap value and small/midcap value strategy at TBCAM. Ms. Brandaleone is a director, portfolio manager for the U.S. small-cap value and small/midcap value strategy and investment research analyst at TBCAM.

Purchase and Sale of Fund Shares

In general, the fund’s minimum initial investment is $1,000 and the minimum subsequent investment is $100. You may sell your shares on any business day by calling 1-800-645-6561 or by visiting www.dreyfus.com. You may also mail your request to sell shares to The Dreyfus Family of Funds, P.O. Box 55263, Boston, MA 02205-5263. The fund closed to new investors on August 31, 2006.

Tax Information

The fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Fund Details

Goal and Approach

The fund seeks long-term growth of capital. This objective may be changed by the fund’s board, upon 60 days’ prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its assets in equity securities of small-cap U.S. companies. The fund currently considers small-cap companies to be those with total market capitalizations, at the time of purchase, that are equal to or less than the total market capitalization of the largest company included in the Russell 2000® Value Index, the fund’s benchmark. This would correspond to companies with total market capitalizations equal to or less than $4.05 billion as of December 31, 2010. The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies (the 2000 smallest companies in the Russell 3000® Index (which is comprised of the 3,000 largest U.S. companies based on total market capitalization), representing approximately 10% of the total market capitalization of the Russell 3000 Index) with lower price-to-book ratios and lower forecasted growth values. The fund’s equity investments may include common stocks, preferred stocks, convertible securities, including those purchased in initial public offerings (IPOs) or shortly thereafter, and securities issued by real estate investment trusts (REITs). REITs are pooled investment vehicles that invest primarily in income-producing real estate or loans related to real estate. The fund also may invest in exchange traded funds (ETFs) and similar structured pooled investments in order to provide exposure to certain equity markets.

Although the fund normally invests in U.S.-based companies, it may invest up to 15% of its assets in foreign companies, including up to 10% of its assets in issuers located in emerging market countries, and up to 3% of its assets in issuers of any one specific emerging market country. The fund also may invest up to 20% of its assets in high grade fixed-income securities (i.e., rated A or better or the unrated equivalent) with remaining maturities of three years or less, and may invest up to 5% of its assets in fixed income securities in the lowest long-term investment grade category (i.e., rated Baa-/BBB- or the unrated equivalent).

The portfolio managers use fundamental research and qualitative analysis to select stocks among the portfolio candidates. The portfolio managers look for companies with strong competitive positions, high quality management, and financial strength.

The portfolio managers use a variety of screening methods to identify small-cap companies that might be attractive investments. Once attractive investments have been identified, the portfolio managers then use a consistent three-step fundamental research process to evaluate the stocks, consisting of:

  Valuation: to identify small-cap companies that are considered to be attractively priced relative to their earnings potential;

  Fundamentals: to verify the strength of the underlying business position; and

  Catalyst: to identify a specific event that has the potential to cause the stocks to appreciate in value.

The portfolio managers focus primarily on individual stock selection instead of trying to predict which industries or sectors will perform best. The stock selection process is designed to produce a diversified portfolio of companies that the portfolio managers believe are undervalued relative to expected business growth.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to securities, indexes, foreign securities and interest rates) and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns or as part of a hedging strategy.

Investment Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

  Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market

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  conditions that are not related to the particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry, such as labor shortages or increased production costs and competitive conditions within an industry, or factors that affect a particular company, such as management performance, financial leverage, and reduced demand for the company's products or services.

  Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.
  The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund’s ability to sell these securities. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Some of the fund’s investments will rise and fall based on investor perception rather than economic factors. Other investments are made in anticipation of future products, services or events whose delay or cancellation could cause the stock price to drop.

  Value stock risk. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock’s intrinsic worth or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

  Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund’s performance to be more or less sensitive to developments affecting those companies, industries or sectors.

In addition to the principal risks described above, the fund is subject to the following additional risks:

  Foreign investment risk. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

  Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms. Certain types of derivatives involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk, credit risk and pricing risk.
  Additionally, some derivatives involve economic leverage, which could increase the volatility of these investments as they may fluctuate in value more than the underlying instrument.

  Leverage risk. The use of leverage, such as engaging in reverse repurchase agreements, lending portfolio securities, entering into futures contracts or forward currency contracts and engaging in forward commitment transactions, may magnify the fund’s gains or losses.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund’s share price may fall dramatically. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.

  IPO risk. The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund’s performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund’s asset base increases, IPOs often have a diminished effect on such fund’s performance.

  REIT risk. Equity REITs, which invest a majority of their assets directly in real property and derive income primarily from the collection of rents and lease payments, may be affected by changes in the value of the underlying property owned by the trust, while mortgage REITs, which invest the majority of their assets in real estate mortgages and derive income primarily from the collection of interest payments, may be affected by the quality of any credit extended.
  Further, REITs are highly dependent upon management skill and often are not diversified. REITs also are subject to heavy cash flow dependency and to defaults by borrowers or lessees. In addition, REITs possibly could fail to qualify for favorable tax treatment under applicable U.S. or foreign law and/or to maintain exempt status under the

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  Investment Company Act of 1940. Certain REITs provide for a specified term of existence in their trust documents. Such REITs run the risk of liquidating at an economically disadvantageous time.

  Exchange-traded fund (ETF) risk. ETFs in which the fund may invest involve certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. Moreover, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses.

  Other potential risks. The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.
  Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.
  The fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund’s after-tax performance.
  An investment in fixed-income securities will be subject primarily to interest rate and credit risks. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, to the extent the fund invests in bonds, the fund’s share price. The longer the effective maturity and duration of these investments, the more likely the fund’s share price will react to changes in interest rates. Credit risk is the risk that the issuer of the security will fail to make timely interest or principal payments, and includes the possibility that any of the fund’s fixed-income investments will have its credit rating downgraded.

Management

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $298 billion in 194 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of .80% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving the fund’s management agreement with Dreyfus is available in the fund’s semi-annual report for the period ended March 31, 2010. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 36 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team.

BNY Mellon has more than $24.4 trillion in assets under custody and administration and $1.14 trillion in assets under management, and it services more than $12.0 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Joseph M. Corrado, CFA, and Stephanie K. Brandaleone, CFA, are the fund’s primary portfolio managers, positions they have held since February 2000. Mr. Corrado is a senior managing director and is the lead portfolio manager for the U.S. small-cap value and small/midcap value strategy at The Boston Company Asset Management, LLC (TBCAM), an affiliate of Dreyfus, where he has been employed since 2003. He is also responsible for conducting research covering the consumer, energy, financial and industrial sectors. Ms. Brandaleone is a director, portfolio manager for the U.S. small-cap value and small/midcap value strategy and investment research analyst at TBCAM, where she has been employed since 2003. Mr. Corrado and Ms. Brandaleone have been employed by Dreyfus since December 2008. As dual employees of Dreyfus and TBCAM, Mr. Corrado and Ms. Brandaleone manage the fund as employees of Dreyfus but use TBCAM’s proprietary investment process.

The fund’s Statement of Additional Information (SAI) provides additional portfolio manager information, including compensation, other accounts managed and ownership of fund shares.

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of the fund and of the other funds in the Dreyfus Family of Funds. Rule 12b-1 fees and shareholder services fees, as applicable, are paid to

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MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the fund, the fund’s total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any fund managed by Dreyfus or its affiliates.

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Shareholder Guide

Buying and Selling Shares

The fund is designed primarily for people who are investing through a third party, such as a bank, broker- dealer or financial adviser, or for a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described in this prospectus. Consult a representative of your plan or financial institution for further information.

The fund only offers Class I shares.

Class I shares of the fund are available only to limited types of investors, and may be purchased by:

  bank trust departments, trust companies and insurance companies that have entered into agreements with the fund’s distributor to offer fund shares to their clients institutional investors acting in a fiduciary, advisory, agency, custodial or similar capacity for qualified or non-qualified employee benefit plans, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities, trade or labor unions, or state and local governments, and IRAs set up under Simplified Employee Pension Plans that have entered into agreements with the fund’s distributor to offer fund shares to such plans law firms or attorneys acting as trustees or executors/administrators foundations and endowments that make an initial investment in the fund of at least $1 million sponsors of college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code, that maintain an omnibus account with the fund and do not require shareholder tax reporting or 529 account support responsibilities from the fund’s distributor advisory fee-based accounts offered through financial intermediaries who, depending on the structure of the selected advisory platform, make fund shares available

You pay no sales charges to invest in shares of the fund. Your price for shares is the net asset value per share (NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business.

Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. When calculating NAVs, Dreyfus values equity investments on the basis of market quotations or official closing prices. Dreyfus generally values fixed income investments based on values supplied by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board . If market quotations or prices from a pricing service are not readily available, or are determined not to reflect accurately fair value, the fund may value those investments at fair value as determined in accordance with procedures approved by the fund’s board. Fair value of investments may be determined by the fund’s board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Under certain circumstances, the fair value of foreign equity securities will be provided by an independent pricing service. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Funds that seek tax-exempt income are not recommended for purchase in IRAs or other qualified retirement plans. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors have no access to the fund.

Investments in certain types of thinly traded securities may provide short-term traders arbitrage opportunities. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume, or the market on which such securities are traded closes before the fund calculates its NAV. If short-term investors of the fund were able to take advantage of these arbitrage opportunities, they could dilute the NAV of fund shares held by long-term investors. Portfolio valuation policies can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that such valuation policies will prevent dilution of the fund’s NAV by short-term traders. While the fund has a policy regarding frequent trading, it too may not be completely effective to

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prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts. Please see “Shareholder Guide —General Policies” for further information about the fund’s frequent trading policy.

Orders to buy and sell shares received by an authorized entity (such as a bank, broker-dealer or financial adviser, or 401(k) or other retirement plan that has entered into an agreement with the fund’s distributor) by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (usually 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

How to Buy Shares

By Mail – Regular Accounts. To open a regular account, complete an application and mail it, together with a check payable to The Dreyfus Family of Funds, to:

The Dreyfus Family of Funds
P.O. Box 55299
Boston, MA 02205-5299

To purchase additional shares in a regular account, mail a check payable to The Dreyfus Family of Funds (with your account number on your check), together with an investment slip, to:

The Dreyfus Family of Funds
P.O. Box 105
Newark, NJ 07101-0105

Wire. To purchase shares in a regular account by wire, please call 1-800-645-6561 (outside the U.S. 516-794-5452) for more information.

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

The minimum initial and subsequent investment for regular accounts is $1,000 and $100, respectively. The minimum initial investment for foundations and endowments is $1 million. All investments must be made in U.S. dollars. Third-party checks, cash, travelers’ checks or money orders will not be accepted. You may be charged a fee for any check that does not clear.

Closed to New Investors

The fund closed to new investors as of the close of business on August 31, 2006 (the “Closing Date”). Investors who did not own shares of the fund at the Closing Date generally are not permitted to buy shares of the fund, except that new accounts may be established by:

  Participants in group employer retirement plans (and their successor plans), provided that the plan sponsor has been approved by Dreyfus and had established the fund as an investment option in the plan by the close of business on the Closing Date;

  Wrap programs that established the fund as an investment option under the wrap program by the close of business on the Closing Date;

  Certain firms on behalf of their high net worth clients, provided that such firms have been approved by Dreyfus and have continuously maintained investments in the fund on behalf of their clients since the close of business on the Closing Date; and

  The fund’s primary portfolio managers and fund board members who do not have existing accounts.

Shareholders of the fund as of the Closing Date may continue to make additional purchases and to reinvest dividends and capital gains into their existing fund accounts.

Fund shareholders whose accounts had a zero balance on or after the Closing Date are prohibited from reactivating the account or opening a new account, except that investors with zero balance accounts held under group employer retirement plans or wrap fee programs or by certain approved firms on behalf of their high net worth clients that were established by the close of business on the Closing Date may continue to make investments in such accounts. Financial institutions maintaining omnibus accounts with the fund, other than those described above, are prohibited from accepting purchase orders from new investors after the Closing Date. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

The board reserves the right to open the fund to new investors or suspend the sale of shares from time to time without further notice or supplement to the prospectus. The fund may from time to time enter into capacity agreements with certain investors or financial intermediaries whereby the fund agrees to reserve a specified maximum dollar amount of its remaining investment capacity to such investor or customers of such financial intermediary.

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How to Sell Shares

You may sell (redeem) shares at any time.

Orders to buy and sell shares received by an authorized entity (such as a bank, broker-dealer or financial adviser, or 401(k) or other retirement plan that has entered into an agreement with the fund’s distributor) by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (usually 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

Before selling shares recently purchased by check, please note that:

  if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares the fund will not process wire or telephone redemption requests for up to eight business days following the purchase of those shares

By Mail – Regular Account. To redeem shares in a regular account by mail, send a letter of instruction that includes your name, your account number, the name of the fund, the dollar amount to be redeemed and how and where to send the proceeds. Mail your request to:

The Dreyfus Family of Funds
P.O. Box 55263
Boston, MA 02205-5263

A signature guarantee is required for some written sell orders. These include:

  amounts of $10,000 or more on accounts whose address has been changed within the last 30 days requests to send the proceeds to a different payee or address amounts of $100,000 or more

  signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call to ensure that your signature guarantee will be processed correctly.

Telephone. To sell shares in a regular account, call Dreyfus at 1-800-645-6561 (outside the U.S. 516-794-5452) to request your transaction.

A check will be mailed to your address of record or you may request a wire. For wires, be sure that the fund has your bank account information on file. Proceeds will be wired to your bank account.

You may request that redemption proceeds be paid by check and mailed to your address of record (maximum $250,000 per day). You may request that redemption proceeds be sent to your bank by wire (minimum $1,000/maximum $20,000 per day).

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

General Policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

If you invest through a financial intermediary (rather than directly with the distributor), the policies and fees may be different than those described herein. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Please consult your financial representative or the SAI.

The fund is designed for long-term investors. Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, Dreyfus and the fund’s board have adopted a policy of discouraging excessive trading, short-term market timing and other abusive trading practices (frequent trading) that could adversely

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affect the fund or its operations. Dreyfus and the fund will not enter into arrangements with any person or group to permit frequent trading.

The fund also reserves the right to:

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum or maximum investment amounts

  delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)

  “redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)

  refuse any purchase or exchange request, including those from any individual or group who, in Dreyfus’ view, is likely to engage in frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading. A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

Transactions made through Automatic Investment Plans, Automatic Withdrawal Plans, automatic non-discretionary rebalancing programs, and minimum required retirement distributions generally are not considered to be frequent trading. For employer-sponsored benefit plans, generally only participant-initiated exchange transactions are subject to the roundtrip limit.

Dreyfus monitors selected transactions to identify frequent trading. When its surveillance systems identify multiple roundtrips, Dreyfus evaluates trading activity in the account for evidence of frequent trading. Dreyfus considers the investor’s trading history in other accounts under common ownership or control, in other Dreyfus Funds and BNY Mellon Funds, and if known, in nonaffiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while Dreyfus seeks to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, Dreyfus seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If Dreyfus concludes the account is likely to engage in frequent trading, Dreyfus may cancel or revoke the purchase or exchange on the following business day. Dreyfus may also temporarily or permanently bar such investor’s future purchases into the fund in lieu of, or in addition to, canceling or revoking the trade. At its discretion, Dreyfus may apply these restrictions across all accounts under common ownership, control or perceived affiliation.

Fund shares often are held through omnibus accounts maintained by financial intermediaries, such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Dreyfus’ ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited. However, the agreements between the distributor and financial intermediaries include obligations to comply with the terms of this prospectus and to provide Dreyfus, upon request, with information concerning the trading activity of investors whose shares are held in omnibus accounts. If Dreyfus determines that any such investor has engaged in frequent trading of fund shares, Dreyfus may require the intermediary to restrict or prohibit future purchases or exchanges of fund shares by that investor.

Certain retirement plans and intermediaries that maintain omnibus accounts with the fund may have developed policies designed to control frequent trading that may differ from the fund’s policy. At its sole discretion, the fund may permit such intermediaries to apply their own frequent trading policy. If you are investing in fund shares through an intermediary (or in the case of a retirement plan, your plan sponsor), please contact the intermediary for information on the frequent trading policies applicable to your account.

To the extent that the fund significantly invests in foreign securities traded on markets that close before the fund calculates its NAV, events that influence the value of these foreign securities may occur after the close of these foreign markets and before the fund calculates its NAV. As a result, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these foreign securities at the time the fund calculates its NAV (referred to as price arbitrage). This type of frequent trading may dilute the value of fund shares held by other shareholders. Dreyfus has adopted procedures designed to adjust closing market prices of foreign equity securities under certain circumstances to reflect what it believes to be their fair value.

To the extent that the fund significantly invests in thinly traded securities, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in highly liquid securities, in part because the fund may have difficulty selling these portfolio securities at

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advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Although the fund’s frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Small Account Policy

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds.

Distributions and Taxes

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value. The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax adviser before investing.

Services for Fund Investors

Exchange Privilege

Generally, you can exchange shares worth $500 or more (no minimum for retirement accounts) of the fund for Class I shares of other Dreyfus Funds or for shares of certain other Dreyfus Funds. You can request your exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally will have the same privileges as your original account (as long as they are available). See the SAI for more information regarding exchanges.

Account Statements

Every Dreyfus Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

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Financial Highlights

These financial highlights describe the performance of the fund’s shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by KPMG LLP (beginning with the 2009 fiscal periods), an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request. Information for each fiscal year ended through September 30, 2008 was audited by the fund’s former independent registered public accounting firm.

		Year Ended September 30,
Class I Shares	2010	2009 [a]	2008	2007		2006
Per Share Data ($):
Net asset value, beginning of period	18.54	19.85	25.26	23.70		22.55
Investment Operations:
Investment income--net [b]	.10	.11	.18	.16		.09
Net realized and unrealized gain (loss) on investments	1.99	(1.31)	(3.95)	2.48		2.58
Total from Investment Operations	2.09	(1.20)	(3.77)	2.64		2.67
Distributions:
Dividends from investment income--net	(.06)	(.11)	(.19)	(.09)		(.03)
Dividends from net realized gain on investments	-	-	(1.45)	(.99)		(1.49)
Total Distributions	(.06)	(.11)	(1.64)	(1.08)		(1.52)
Net asset value, end of period	20.57	18.54	19.85	25.26		23.70
Total Return (%)	11.27	(5.83)	(15.38)	11.18		12.42
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.93	.97	.93	.90	[c]	.94	[c]
Ratio of net expenses to average net assets	.93 [d]	.97 [d]	.93	.90	[c]	.94	[c]
Ratio of net investment income to average net assets	.52	.76	.85	.61		.40
Portfolio Turnover Rate	79.47	82.04	73	67	[e]	60	[e]
Net Assets, end of period ($ x 1,000)	492,393	458,499	504,373	829,957		539,560

aEffective September 1, 2009, the fund’s shares were redesignated as Class I shares.
bBased on average shares outstanding at each month end.
cIncludes the fund's share of the The Boston Company Small Cap Value Portfolio’s (the “Portfolio”) allocated expenses.
dExpense waivers and/or reimbursements amounted to less than .01%.
eOn September 19, 2007, the fund, which owned 100% of the Portfolio on such date, withdrew entirely from the
Portfolio and received the Portfolio's securities and cash in exchange for its interests in the Portfolio. Effective
September 20, 2007, the fund began investing directly in the securities in which the Portfolio had invested. Portfolio turnover represents activity of both the fund and the Portfolio for the year ended September 30, 2007. The amount shown for 2006 is the turn over rate for the Portfolio.

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For More Information

Dreyfus/The Boston Company Small Cap Value Fund

A series of Dreyfus Investment Funds SEC file number: 811-04813

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. The fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

To obtain information:

By telephone. Call 1-800-645-6561

By mail.
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail. Send your request to info@dreyfus.com

On the Internet. Certain fund documents can be viewed online or downloaded from: SEC: http://www.sec.gov Dreyfus: http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2011 MBSC Securities Corporation
6944P0211

Dreyfus/The Boston Company
Small/Mid Cap Growth Fund

Prospectus February 1, 2011

Class	Ticker
A	DBMAX
C	DBMCX
I	SDSCX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Fund Summary

Fund Summary	1
Fund Details

Goal and Approach	5
Investment Risks	5
Management	7
Shareholder Guide

Choosing a Share Class	9
Buying and Selling Shares	11
General Policies	14
Distributions and Taxes	15
Services for Fund Investors	15
Financial Highlights	17
For More Information

See back cover.

Fund Summary

Investment Objective

The fund seeks long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder Guide section on page 9 of the Prospectus and in the How to Buy Shares section on page B-57 of the fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Class A	Class C	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none*	1.00	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class A	Class C	Class I
Management fees	.60	.60	.60
Distribution (Rule 12b-1) fees	none	.75	none
Other expenses (including shareholder services fees)	.52	.64	.21
Total annual fund operating expenses	1.12	1.99	.81
*Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$683	$911	$1,156	$1,860
Class C	$302	$624	$1,073	$2,317
Class I	$83	$259	$450	$1,002

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$683	$911	$1,156	$1,860
Class C	$202	$624	$1,073	$2,317
Class I	$83	$259	$450	$1,002

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect

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the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 191.46% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its assets in equity securities of small-cap and mid-cap U.S. companies. The fund currently considers small-cap and mid-cap companies to be those with total market capitalizations, at the time of purchase, that are equal to or less than the total market capitalization of the largest company included in Russell 2500® Growth Index. The fund’s portfolio managers employ a growth-oriented investment style in managing the fund’s portfolio, which means the portfolio managers seek to identify those small-cap and mid-cap companies which are experiencing or are expected to experience rapid earnings or revenue growth. The portfolio managers focus on high quality companies, especially those with products or services that are believed to be leaders in their market niches. The portfolio managers focus on individual stock selection instead of trying to predict which industries or sectors will perform best and select stocks by:

• Using fundamental research to identify and follow companies considered to have attractive characteristics, such as strong business and competitive positions, solid cash flows and balance sheets, high quality management and high sustainable growth; and

• Investing in a company when the portfolio managers’ research indicates that the company will experience accelerating revenues and expanding operating margins, which may lead to rising estimate trends and favorable earnings surprises.

The fund’s investment strategy may lead it to emphasize certain sectors, such as technology, health care, business services and communications.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The fund’s share price fluctuates, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

• Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.

• Growth stock risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns.

• Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund’s performance to be more or less sensitive to developments affecting those companies, industries or sectors.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Class I shares from year to year. The table compares the average annual total returns of the fund’s shares to those of a broad measure of market performance. The fund’s past performance (before and after taxes) is no guarantee of future results. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. More recent performance information may be available at www.dreyfus.com.

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Year-by-Year Total Returns as of 12/31 each year (%) Class I
Best Quarter Q2, 2003: 19.24% Worst Quarter Q3, 2001: -24.33%

After-tax performance is shown only for Class I shares. After-tax performance of the fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

The performance figures for the fund’s Class A and Class C shares for periods prior to 3/31/09 reflect the performance of the fund’s Class I shares, adjusted to reflect each share class’ applicable sales charges. Such performance figures have not been adjusted, however, to reflect applicable class fees and expenses; if such fees and expenses had been reflected, the performance shown for Class A and Class C shares for such periods may have been lower.

Average Annual Total Returns (as of 12/31/10) Class (Inception Date)
	1 Year	5 Years	10 Years
Class I (9/1/90) returns before taxes	22.30%	6.29%	5.13%
Class I returns after taxes on distributions	22.30%	4.87%	4.42%
Class I returns after taxes on distributions and sale of fund shares	14.50%	4.87%	4.20%
Class A (3/31/09) returns before taxes	14.87%	4.95%	4.46%
Class C (3/31/09) returns before taxes	19.54%	5.82%	4.89%
Russell 2500® Growth Index reflects no deduction for fees, expenses or taxes	28.86%	5.63%	4.19%
Portfolio Management

The fund’s investment adviser is The Dreyfus Corporation. B. Randall Watts, Jr. and Todd Wakefield are the fund’s primary portfolio managers, positions they have held since September 2001 and September 2005, respectively. Mr. Watts and Mr. Wakefield are employees of The Dreyfus Corporation and The Boston Company Asset Management, LLC (TBCAM), an affiliate of The Dreyfus Corporation. Mr. Watts is a senior managing director and is the lead portfolio manager for the U.S. small-cap and micro-cap growth investment team at TBCAM. Mr. Wakefield is a managing director and is a portfolio manager for the U.S. small-cap growth and small-to mid-cap growth strategies at TBCAM.

Purchase and Sale of Fund Shares

In general, the fund’s minimum initial investment is $1,000 and the minimum subsequent investment is $100. You may sell your shares on any business day by calling 1-800-554-4611 or by visiting www.dreyfus.com. You may also mail your request to sell shares to The Dreyfus Family of Funds, P.O. Box 55268 Boston, MA 02205-5268.

Tax Information

The fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a

3

conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4

Fund Details

Goal and Approach

The fund seeks long-term growth of capital. This objective may be changed by the fund’s board, upon 60 days’ prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its assets in equity securities of small-cap and mid-cap U.S. companies. The fund currently considers small-cap and mid-cap companies to be those with total market capitalizations, at the time of purchase, that are equal to or less than the total market capitalization of the largest company included in the Russell 2500® Growth Index. This would correspond to companies with total market capitalizations equal to or less than $9.60 billion as of December 31, 2010. The Russell 2500 Growth Index is an unmanaged index, which is the fund’s benchmark index, that measures the performance of those Russell 2500 companies (the 2,500 smallest companies in the Russell 3000® Index (which is comprised of the 3,000 largest U.S. companies based on total market capitalization)) with higher price-to-book ratios and higher forecasted growth values. The fund’s equity investments may include common stocks, preferred stocks, convertible securities and warrants, including those purchased in initial public offerings (IPOs) or shortly thereafter. The fund also may invest in pooled investment vehicles, such as exchange traded funds (ETFs), based on the Russell 2500 Growth Index.

Although the fund normally invests in U.S.-based companies, it may invest up to 15% of its assets in foreign companies, including up to 10% of its assets in issuers located in emerging market countries, and up to 3% of its assets in issuers of any one specific emerging market country. The fund also may invest up to 20% of its assets in high grade fixed-income securities (i.e., rated A or better or the unrated equivalent) with remaining maturities of three years or less, and may invest up to 5% of its assets in fixed income securities in the lowest long-term investment grade category (i.e., rated Baa-/BBB- or the unrated equivalent).

The portfolio managers employ a growth-oriented investment style in managing the fund’s portfolio, which means the portfolio managers seek to identify those small-cap and mid-cap companies which are experiencing or are expected to experience rapid earnings or revenue growth. The portfolio managers focus on high quality companies, especially those with products or services that are believed to be leaders in their market niches. The portfolio managers focus on individual stock selection instead of trying to predict which industries or sectors will perform best and select stocks by:

• Using fundamental research to identify and follow companies considered to have attractive characteristics, such as strong business and competitive positions, solid cash flows and balance sheets, high quality management and high sustainable growth; and

• Investing in a company when the portfolio managers’ research indicates that the company will experience accelerating revenues and expanding operating margins, which may lead to rising estimate trends and favorable earnings surprises.

The fund’s investment strategy may lead it to emphasize certain sectors, such as technology, health care, business services and communications.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to securities, indexes, foreign securities and interest rates) and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns or as part of a hedging strategy. Generally, the fund would enter into equity index futures contracts based primarily on the Russell 2000 Index and S&P Midcap 400 Index.

The fund does not have any limitations regarding portfolio turnover. The fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover of 100% is equivalent to the fund buying and selling all of the securities in its portfolio once during the course of year.

Investment Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market

5

conditions that are not related to the particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry, such as labor shortages or increased production costs and competitive conditions within an industry, or factors that affect a particular company, such as management performance, financial leverage, and reduced demand for the company's products or services.

• Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund’s ability to sell these securities. These companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Some of the fund’s investments will rise and fall based on investor perception rather than economic factors. Other investments are made in anticipation of future products, services or events whose delay or cancellation could cause the stock price to drop.

• Growth stock risk. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns.

• Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund’s performance to be more or less sensitive to developments affecting those companies, industries or sectors.

In addition to the principal risks described above, the fund is subject to the following additional risks:

• Foreign investment risk. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

• Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms. Certain types of derivatives involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk, credit risk and pricing risk. Additionally, some derivatives involve economic leverage, which could increase the volatility of these investments as they may fluctuate in value more than the underlying instrument.

• Leverage risk. The use of leverage, such as engaging in reverse repurchase agreements, lending portfolio securities, entering into futures contracts or forward currency contracts and engaging in forward commitment transactions, may magnify the fund’s gains or losses.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund’s share price may fall dramatically. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.

• IPO risk. The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund’s performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund’s asset base increases, IPOs often have a diminished effect on such fund’s performance.

• Exchange-traded fund (ETF) risk. ETFs in which the fund may invest involve certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. Moreover, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses.

6

• Other potential risks. The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.

Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

The fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund’s after-tax performance.

An investment in fixed-income securities will be subject primarily to interest rate and credit risks. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, to the extent the fund invests in bonds, the fund’s share price. The longer the effective maturity and duration of these investments, the more likely the fund’s share price will react to changes in interest rates. Credit risk is the risk that the issuer of the security will fail to make timely interest or principal payments, and includes the possibility that any of the fund’s fixed-income investments will have its credit rating downgraded.

Management

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $298 billion in 194 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of .60% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving the fund’s management agreement with Dreyfus is available in the fund’s semi-annual report for the period ended March 31, 2010. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 36 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $24.4 trillion in assets under custody and administration and $1.14 trillion in assets under management, and it services more than $12.0 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

B. Randall Watts, Jr. and Todd Wakefield are the fund’s primary portfolio managers, positions they have held since September 2001 and September 2005, respectively. Mr. Watts is a senior managing director and is the lead portfolio manager for the U.S. small-cap and micro-cap growth investment team at The Boston Company Asset Management, LLC (TBCAM), an affiliate of Dreyfus, where he has been employed since 2003. He is also responsible for conducting research covering the technology and industrial sectors. Mr. Wakefield is a managing director and is a portfolio manager for the U.S. small-cap growth and small-to mid-cap growth strategies at TBCAM, where he has been employed since 2003. He is also responsible for conducting research covering the consumer services and energy sectors. Mr. Watts and Mr. Wakefield have been employed by Dreyfus since December 2008. As dual employees of Dreyfus and TBCAM, Mr. Watts and Mr. Wakefield manage the fund as employees of Dreyfus but use TBCAM’s proprietary investment process.

The fund’s Statement of Additional Information (SAI) provides additional portfolio manager information, including compensation, other accounts managed and ownership of fund shares.

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of the fund and of the other funds in the Dreyfus Family of Funds. Rule 12b-1 fees and shareholder services fees, as applicable, are paid to MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the fund, the fund’s total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments

7

sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any fund managed by Dreyfus or its affiliates.

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Shareholder Guide

Choosing a Share Class

The fund is designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees that are different from those described in this prospectus. Consult a representative of your financial institution for further information.

This prospectus offers Class A, C and I shares of the fund.

Your financial representative may receive different compensation for selling one class of shares than for selling another class. It is important to remember that any contingent deferred sales charge (CDSC) or Rule 12b-1 fees have the same purpose as the front-end sales charge: to compensate the distributor for concessions and expenses it pays to dealers and financial institutions in connection with the sale of fund shares. A CDSC is not charged on fund shares acquired through the reinvestment of fund dividends. Because the Rule 12b-1 fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The different classes of fund shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When choosing a class, you should consider your investment amount, anticipated holding period, the potential costs over your holding period and whether you qualify for any reduction or waiver of the sales charge.

A complete description of these classes follows. You should review these arrangements with your financial representative before determining which class to invest in.

Class A Shares

When you invest in Class A shares,  you pay the public offering price, which is the share price, or net asset value (NAV), plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment, as the following table shows. We also describe below how you may reduce or eliminate the initial sales charge (see “Sales charge reductions and waivers”). Class A shares are subject to an annual shareholder services fee of .25%.

Since some of your investment  goes to pay an upfront sales charge when you purchase Class A shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you are usually better off purchasing Class A shares, rather than Class C shares, and paying an up-front sales charge if you:

• plan to own the shares for an extended period of time, since the ongoing Rule 12b-1 fees on Class C shares may eventually exceed the cost of the up-front sales charge; and

• qualify for a reduced or waived sales charge

If you invest $1 million or more  (and are not eligible to purchase Class I shares), Class A shares will always be the most advantageous choice.

	Total Sales Load -- Class A Shares
Amount of Transaction	As a % of Offering Price per Share	As a % of Net Asset Value per Share
Less than $50,000	5.75	6.10
$50,000 to less than $100,000	4.50	4.71
$100,000 to less than $250,000	3.50	3.63
$250,000 to less than $500,000	2.50	2.56
$500,000 to less than $1,000,000	2.00	2.04
$1,000,000 or more	-0-	-0-

No sales charge applies on investments of $1 million or more, but a CDSC of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

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Sales Charge Reductions and Waivers

To receive a reduction or waiver  of your initial sales charge, you must let your financial intermediary or the fund know at the time you purchase shares that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the fund know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the fund with evidence of your qualification for the reduction or waiver, such as records regarding shares of certain Dreyfus Funds held in accounts with that financial intermediary and other financial intermediaries. Additional information regarding reductions and waivers of sales loads is available, free of charge, at www.dreyfus.com and in the SAI.

You can reduce your initial sales charge in the following ways:

• Rights of accumulation. You can count toward the amount of your investment your total account value in all share classes of the fund and certain other Dreyfus Funds that are subject to a sales charge. For example, if you have $1 million invested in shares of certain other Dreyfus Funds that are subject to a sales charge, you can invest in Class A shares of any fund without an initial sales charge. We may terminate or change this privilege at any time on written notice.

• Letter of intent. You can sign a letter of intent, in which you agree to invest a certain amount (your goal) in the fund and certain other Dreyfus Funds over a 13-month period, and your initial sales charge will be based on your goal. A 90-day back-dated period can also be used to count previous purchases toward your goal. Your goal must be at least $50,000, and your initial investment must be at least $5,000. The sales charge will be adjusted if you do not meet your goal.

• Combine with family members. You can also count toward the amount of your investment all investments in certain other Dreyfus Funds, in any class of shares that is subject to a sales charge, by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent. Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges (see “How to Buy Shares” in the SAI).

Class A shares may be purchased  at NAV without payment of a sales charge by the following individuals and entities:

• full-time or part-time employees, and their family members, of Dreyfus or any of its affiliates

• board members of Dreyfus and board members of the Dreyfus Family of Funds

• full-time employees, and their family members, of financial institutions that have entered into selling agreements with the fund’s distributor

• “wrap” accounts for the benefit of clients of financial institutions, provided they have entered into an agreement with the fund’s distributor specifying operating policies and standards

• qualified separate accounts maintained by an insurance company; any state, county or city or instrumentality thereof; charitable organizations investing $50,000 or more in fund shares; and charitable remainder trusts

• qualified investors who (i) purchase Class A shares directly through the fund’s distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares of a Dreyfus Fund and continuously maintained an open account with the distributor in that fund since on or before February 28, 2006

• investors with cash proceeds from the investor’s exercise of employment-related stock options, whether invested in the fund directly or indirectly through an exchange from a Dreyfus money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing stock options. Upon establishing the account in the fund or the Dreyfus money market fund, the investor and the investor’s spouse or minor children become eligible to purchase Class A shares of the fund at NAV, whether or not the investor uses the proceeds of the employment-related stock options to establish the account

• members of qualified affinity groups who purchase Class A shares directly through the fund’s distributor, provided that the qualified affinity group has entered into an affinity agreement with the distributor

• employees participating in qualified or non-qualified employee benefit plans

• shareholders in Dreyfus-sponsored IRA rollover accounts funded with the distribution proceeds from qualified and non-qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing rollovers. Upon establishing the Dreyfus-sponsored IRA rollover account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A shares of the fund at NAV in such account

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Class C Shares

Since you pay no initial sales charge, an investment of less than $1 million in Class C shares buys more shares than the same investment would in Class A shares. However, Class C shares are subject to an annual Rule 12b-1 fee of .75% and an annual shareholder services fee of .25%. Over time, the Rule 12b-1 fees may cost you more than paying an initial sales charge on Class A shares. Class C shares redeemed within one year of purchase are subject to a 1% CDSC.

Because Class A shares will always be a more favorable investment than Class C shares for investments of $1 million or more, the fund will generally not accept a purchase order for Class C shares in the amount of $1 million or more. While the fund will take reasonable steps to prevent investments of $1 million or more in Class C shares, it may not be able to identify such investments made through certain financial intermediaries or omnibus accounts.

Class I Shares

Since you pay no initial sales charge, an investment of less than $1 million in Class I shares buys more shares than the same investment would in a class that charges an initial sales charge. There is also no CDSC imposed on redemptions of Class I shares, and you do not pay any ongoing service or distribution fees.

Class I shares may be purchased by:

• bank trust departments, trust companies and insurance companies that have entered into agreements with the fund’s distributor to offer Class I shares to their clients

• institutional investors acting in a fiduciary, advisory, agency, custodial or similar capacity for qualified or non-qualified employee benefit plans, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities, trade or labor unions, or state and local governments, and IRAs set up under Simplified Employee Pension Plans that have entered into agreements with the fund’s distributor to offer Class I shares to such plans

• law firms or attorneys acting as trustees or executors/administrators

• foundations and endowments that make an initial investment in the fund of at least $1 million

• sponsors of college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code, that maintain an omnibus account with the fund and do not require shareholder tax reporting or 529 account support responsibilities from the fund’s distributor

• advisory fee-based accounts offered through financial intermediaries who, depending on the structure of the selected advisory platform, make Class I shares available

CDSC Waivers

The fund’s CDSC on Class A and C shares may be waived in the following cases:

• permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased

• redemptions made within one year of death or disability of the shareholder

• redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70½

• redemptions made through the fund’s Automatic Withdrawal Plan, if such redemptions do not exceed 12% of the value of the account annually

• redemptions from qualified and non-qualified employee benefit plans

Buying and Selling Shares

Dreyfus generally calculates fund NAVs  as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the NYSE is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. When calculating NAVs, Dreyfus values equity investments on the basis of market quotations or official closing prices. Dreyfus generally values fixed income investments based on values supplied by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board. If market quotations or prices from a pricing service are not readily available, or are determined not to reflect accurately fair value, the fund may value those investments at fair value as determined in accordance with procedures approved by the fund’s board. Fair value of investments may be determined by the fund’s board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Under

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certain circumstances, the fair value of foreign equity securities will be provided by an independent pricing service. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Funds that seek tax-exempt income are not recommended for purchase in IRAs or other qualified retirement plans. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors have no access to the fund.

Investments in certain types of thinly traded securities may provide short-term traders arbitrage opportunities with respect to the fund’s shares. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume, or the market on which such securities are traded closes before the fund calculates its NAV. If short-term investors of the fund were able to take advantage of these arbitrage opportunities, they could dilute the NAV of fund shares held by long-term investors. Portfolio valuation policies can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that such valuation policies will prevent dilution of the fund’s NAV by short-term traders. While the fund has a policy regarding frequent trading, it too may not be completely effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts. Please see “Shareholder Guide — General Policies” for further information about the fund’s frequent trading policy.

Orders to buy and sell shares received by an authorized entity (such as a bank, broker-dealer or financial adviser, or 401(k) or other retirement plan that has entered into an agreement with the fund’s distributor) by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (usually 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

How to Buy Shares

By Mail – Regular Accounts. To open a regular account, complete an application and mail it, together with a check payable to The Dreyfus Family of Funds, to:

The Dreyfus Family of Funds

P.O. Box 55268

Boston, MA 02205-5268

Attn: Institutional Processing

To purchase additional shares in a regular account, mail a check payable to The Dreyfus Family of Funds (with your account number on your check), together with an investment slip, to the above address.

By Mail – IRA Accounts. To open an IRA account or make additional investments in an IRA account, be sure to specify the fund name and the year for which the contribution is being made. When opening a new account include a completed IRA application, and when making additional investments include an investment slip. Make checks payable to The Dreyfus Family of Funds, and mail to:

The Bank of New York Mellon, Custodian

P.O. Box 55552

Boston, MA 02205-5552

Attn: Institutional Processing

Electronic Check or Wire. To purchase shares in a regular or IRA account by wire or electronic check, please call 1-800-554-4611 (inside the U.S. only) for more information.

Dreyfus TeleTransfer.  To purchase additional shares in a regular or IRA account by Dreyfus TeleTransfer, which will transfer money from a pre-designated bank account, request the account service on your application. Call 1-800-554-4611 (inside the U.S. only) or visit www.dreyfus.com to request your transaction.

Automatically. You may purchase additional shares in a regular or IRA account by selecting one of Dreyfus’ automatic investment services made available to the fund on your account application or service application. See “Services for Fund Investors.”

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

The minimum initial and subsequent investment for regular accounts is $1,000 and $100, respectively. The minimum initial investment for traditional, spousal and Roth IRAs is $750, with no minimum subsequent investment. The minimum initial investment for educational savings accounts is $500, with no minimum subsequent investment. Investments made through Dreyfus TeleTransfer are subject to a $100 minimum and a $150,000 maximum. All investments must be in U.S. dollars. Third-party checks, cash, travelers’ checks or money orders will not be accepted. You may be charged a fee for any check that does not clear.

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How to Sell Shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on fund shares you acquired by reinvesting your fund dividends. As described above in this prospectus, there are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or refer to the SAI for additional details.

Before selling shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

• if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

• the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares

By Mail – Regular Accounts. To redeem shares in a regular account by mail, send a letter of instruction that includes your name, your account number, the name of the fund, the share class, the dollar amount to be redeemed and how and where to send the proceeds. Mail your request to:

The Dreyfus Family of Funds

P.O. Box 55268

Boston, MA 02205-5268

By Mail – IRA Accounts. To redeem shares in an IRA account by mail, send a letter of instruction that includes all of the same information for regular accounts and indicate whether the distribution is qualified or premature and whether the 10% TEFRA should be withheld. Mail your request to:

The Bank of New York Mellon, Custodian

P.O. Box 55552

Boston, MA 02205-5552

A signature guarantee is required for some written sell orders. These include:

• amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

• requests to send the proceeds to a different payee or address

• amounts of $100,000 or more

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call to ensure that your signature guarantee will be processed correctly.

Telephone or Online. To sell shares in a regular account, call Dreyfus at 1-800-554-4611 (inside the U.S. only) or visit www.dreyfus.com to request your transaction.

A check will be mailed to your address of record or you may request a wire or electronic check (Dreyfus TeleTransfer). For wires or Dreyfus TeleTransfer, be sure that the fund has your bank account information on file. Proceeds will be wired or sent by electronic check to your bank account.

You may request that redemption proceeds be paid by check and mailed to your address of record (maximum $250,000 per day). You may request that redemption proceeds be sent to your bank by wire (minimum $1,000/maximum $20,000 per day) or by Dreyfus TeleTransfer (minimum $500/maximum $20,000 per day). Holders of jointly registered fund or bank accounts may redeem by wire or through Dreyfus TeleTransfer up to $500,000 within any 30-day period.

Automatically. You may sell shares in a regular account by calling 1-800-554-4611 (inside the U.S. only) for instructions on how to establish the Dreyfus Automatic Withdrawal Plan. You may sell shares in an IRA account by calling the above number for instructions on the Automatic Withdrawal Plan.

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

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General Policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund is designed for long-term investors. Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, Dreyfus and the fund’s board have adopted a policy of discouraging excessive trading, short-term market timing and other abusive trading practices (frequent trading) that could adversely affect the fund or its operations. Dreyfus and the fund will not enter into arrangements with any person or group to permit frequent trading.

The fund also reserves the right to:

• change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions

• change its minimum or maximum investment amounts

• delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)

• “redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)

• refuse any purchase or exchange request, including those from any individual or group who, in Dreyfus’ view, is likely to engage in frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading. A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

Transactions made through Automatic Investment Plans, Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges, automatic non-discretionary rebalancing programs, and minimum required retirement distributions generally are not considered to be frequent trading. For employer-sponsored benefit plans, generally only participant-initiated exchange transactions are subject to the roundtrip limit.

Dreyfus monitors selected transactions to identify frequent trading. When its surveillance systems identify multiple roundtrips, Dreyfus evaluates trading activity in the account for evidence of frequent trading. Dreyfus considers the investor’s trading history in other accounts under common ownership or control, in other Dreyfus Funds and BNY Mellon Funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while Dreyfus seeks to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, Dreyfus seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If Dreyfus concludes the account is likely to engage in frequent trading, Dreyfus may cancel or revoke the purchase or exchange on the following business day. Dreyfus may also temporarily or permanently bar such investor’s future purchases into the fund in lieu of, or in addition to, canceling or revoking the trade. At its discretion, Dreyfus may apply these restrictions across all accounts under common ownership, control or perceived affiliation.

Fund shares often are held through omnibus accounts maintained by financial intermediaries, such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Dreyfus’ ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited. However, the agreements between the distributor and financial intermediaries include obligations to comply with the terms of this prospectus and to provide Dreyfus, upon request, with information concerning the trading activity of investors whose shares are held in omnibus accounts. If Dreyfus determines that any such investor has engaged in frequent trading of fund shares, Dreyfus may require the intermediary to restrict or prohibit future purchases or exchanges of fund shares by that investor.

Certain retirement plans and intermediaries that maintain omnibus accounts with the fund may have developed policies designed to control frequent trading that may differ from the fund’s policy. At its sole discretion, the fund may permit such intermediaries to apply their own frequent trading policy. If you are investing in fund shares through an intermediary (or in the case of a retirement plan, your plan sponsor), please contact the intermediary for information on the frequent trading policies applicable to your account.

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To the extent the fund significantly invests in foreign securities traded on markets that close before the fund calculates its NAV, events that influence the value of these foreign securities may occur after the close of these foreign markets and before the fund calculates its NAV. As a result, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these foreign securities at the time the fund calculates its NAV (referred to as price arbitrage). This type of frequent trading may dilute the value of fund shares held by other shareholders. Dreyfus has adopted procedures designed to adjust closing market prices of foreign equity securities under certain circumstances to reflect what it believes to be their fair value.

To the extent the fund significantly invests in thinly traded securities, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in highly liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Although the fund’s frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Small Account Policy

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds.

Distributions and Taxes

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.

High portfolio turnover  and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value. The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund  when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax adviser before investing.

Services for Fund Investors

Automatic Services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. If you purchase shares through a third party, the third party may impose different restrictions on these services and privileges, or may not make them available at all. For information, call your financial representative or 1-800-554-4611.

Dreyfus Automatic Asset Builder®  permits you to purchase fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

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Dreyfus Payroll Savings Plan permits you to purchase fund shares (minimum of $100 per transaction) automatically through a payroll deduction.

Dreyfus Government Direct Deposit permits you to purchase fund shares (minimum of $100 and maximum of $50,000 per transaction) automatically from your federal employment, Social Security or other regular federal government check.

Dreyfus Dividend Sweep permits you to automatically reinvest dividends and distributions from the fund into another Dreyfus Fund (not available for IRAs).

Dreyfus Auto-Exchange Privilege permits you to exchange at regular intervals your fund shares for shares of other Dreyfus Funds.

Dreyfus Automatic Withdrawal Plan permits you to make withdrawals (minimum of $50) on a monthly or quarterly basis, provided your account balance is at least $5,000. Any CDSC will be waived, as long as the amount of any withdrawal does not exceed on an annual basis 12% of the greater of the account value at the time of the first withdrawal under the plan, or at the time of the subsequent withdrawal.

Exchange Privilege

Generally, you can exchange shares worth $500 or more (no minimum for retirement accounts) into other Dreyfus Funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one. See the SAI for more information regarding exchanges.

Dreyfus TeleTransfer Privilege

To move money between your bank account and your Dreyfus Fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contacting your financial representative. Shares held in an IRA or Education Savings Account may not be redeemed through the Dreyfus TeleTransfer privilege.

Account Statements

Every Dreyfus Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Reinvestment Privilege

Upon written request, you can reinvest up to the number of Class A shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

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Financial Highlights

These financial highlights describe the performance of the fund’s shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by KPMG LLP (beginning with the 2009 fiscal periods), an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request. Information for each fiscal year ended through September 30, 2008 was audited by the fund’s former independent registered public accounting firm.

	Year Ended September 30,
Class A Shares	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	11.10	8.36
Investment Operations:
Investment (loss)--net[b]	(.04)	(.02)
Net realized and unrealized gain (loss) on investments	1.20	2.76
Total from Investment Operations	1.16	2.74
Net asset value, end of period	12.26	11.10
Total Return (%)[c]	10.45	32.78
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.12	1.26
Ratio of net expenses to average net assets	1.12[d]	1.25
Ratio of net investment (loss) to average net assets	(.35)	(.37)
Portfolio Turnover Rate	191.46	278.73[e]
Net Assets, end of period ($ x 1,000)	107,796	186
[a]From March 31, 2009 (commencement of initial offering) to September 30, 2009.
[b]Based on average shares outstanding at each month end.
[c]Exclusive of sales charge.
[d]Expense waivers and/or reimbursements amounted to less than .01%.
[e]Represents portfolio turnover for the fund for the year.

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Financial Highlights (cont’d)

	Year Ended September 30,
Class C Shares	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	11.05	8.36
Investment Operations:
Investment (loss)--net[b]	(.13)	(.06)
Net realized and unrealized gain (loss) on investments	1.14	2.75
Total from Investment Operations	1.01	2.69
Net asset value, end of period	12.06	11.05
Total Return (%)[c]	9.14	32.18
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.99	2.16
Ratio of net expenses to average net assets	1.99[d]	2.00
Ratio of net investment (loss) to average net assets	(1.21)	(1.20)
Portfolio Turnover Rate	191.46	278.73[e]
Net Assets, end of period ($ x 1,000)	1,091	13
[a]From March 31, 2009 (commencement of initial offering) to September 30, 2009.
[b]Based on average shares outstanding at each month end.
[c]Exclusive of sales charge.
[d]Expense waivers and/or reimbursements amounted to less than .01%.
[e]Represents portfolio turnover for the fund for the year.

	Year Ended September 30,
Class I Shares	2010	2009[a]	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	11.10	11.97	17.66	14.92	13.84
Investment Operations:
Investment income (loss)--net[b]	(.01)	(.00)[c]	(.02)	.01	(.02)
Net realized and unrealized gain (loss) on investments	1.20	(.87)	(1.93)[d]	3.74[d]	1.10
Total from Investment Operations	1.19	(.87)	(1.95)	3.75	1.08
Distributions:
Dividends from investment income--net	-	-	(.01)	-	-
Dividends from net realized gain on investments	-	-	(3.73)	(1.01)	-
Total Distributions	-	-	(3.74)	(1.01)	-
Net asset value, end of period	12.29	11.10	11.97	17.66	14.92
Total Return (%)	10.72	(7.27)	(14.32)	26.31	7.80[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.81	.93	1.11	1.23	1.29
Ratio of net expenses to average net assets	.81[f]	.93[f]	1.00	1.00	1.00
Ratio of net investment income (loss) to average net assets	(.05)	(.01)	(.15)	.07	(.16)
Portfolio Turnover Rate	191.46	278.73	201	180	161
Net Assets, end of period ($ x 1,000)	293,126	168,631	90,267	22,432	20,389
[a]The fund changed to a multiple class fund on March 31, 2009.The existing shares were redesignated as Class I shares.
[b]Based on average shares outstanding at each month end.
[c]Amount represents less than $.01 per share.
[d]Amounts include litigations proceeds received by the fund of $.01 for the year ended September 30, 2008 and $.19 for the year ended September 30, 2007.
[e]For the year ended September 30, 2006, .03% of the fund’s return consisted of a payment by the adviser to compensate the fund for a trading error. Excluding this payment, total return was 7.77%.
[f]Expense waivers and/or reimbursements amounted to less than .01%.

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NOTES

19

NOTES

20

NOTES

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For More Information

Dreyfus/The Boston Company Small/Mid Cap Growth Fund

A series of Dreyfus Investment Funds
SEC file number: 811-04813

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. The fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

To obtain information:

By telephone. Call 1-800-554-4611

By mail.
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail. Send your request to info@dreyfus.com

On the Internet. Certain fund documents can be viewed online or downloaded from:

SEC: http://www.sec.gov

Dreyfus: http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2011 MBSC Securities Corporation 6921P0211

Dreyfus/Standish
Intermediate Tax Exempt Bond Fund

Prospectus February 1, 2011

Class	Ticker
A	DSDAX
C	DSDCX
I	SDITX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Fund Summary

Fund Summary	1
Fund Details

Goal and Approach	5
Investment Risks	5
Management	6
Shareholder Guide

Choosing a Share Class	8
Buying and Selling Shares	10
General Policies	12
Distributions and Taxes	14
Services for Fund Investors	14
Financial Highlights	16
For More Information

See back cover.

Fund Summary

Investment Objective

The fund seeks to provide a high level of interest income exempt from federal income tax, while seeking preservation of shareholders’ capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder Guide section on page 8 of the Prospectus and in the How to Buy Shares section on page B-57 of the fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none*	1.00	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management fees	.40	.40	.40
Distribution (Rule 12b-1) fees	none	.75	none
Other expenses (including shareholder services fees)	.56	.59	.24
Total annual fund operating expenses	.96	1.74	.64
Fee waiver and/or expense reimbursement**	(.16)	(.19)	(.19)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	.80	1.55	.45

*Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

**The Dreyfus Corporation has contractually agreed, until February 1, 2012, to waive receipt of its fees and/or assume the expenses of the fund, so that the expenses of Class A, Class C and Class I (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowing and extraordinary expenses) do not exceed .55%, .55% and .45%, respectively. After February 1, 2012, The Dreyfus Corporation may terminate this expense waiver at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$528	$727	$942	$1,561
Class C	$258	$530	$926	$2,036
Class I	$46	$186	$338	$780

You would pay the following expenses if you did not redeem your shares:

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	1 Year	3 Years	5 Years	10 Years
Class A	$528	$727	$942	$1,561
Class C	$158	$530	$926	$2,036
Class I	$46	$186	$338	$780

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 32.07% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its assets in municipal bonds that provide income exempt from federal personal income tax. The fund invests exclusively in fixed-income securities rated, at the time of purchase, investment grade (i.e., Baa/BBB or higher) or the unrated equivalent as determined by The Dreyfus Corporation, with an emphasis on high grade securities. The dollar-weighted average effective maturity of the fund’s portfolio generally will be between 3 and 10 years, but the fund may invest in individual securities of any maturity. The portfolio managers focus on identifying undervalued sectors and securities. To select municipal bonds for the fund, the portfolio managers use fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and actively trade among various sectors based on their apparent relative values.

Although the fund seeks to provide income exempt from federal income tax, interest from some of the fund’s holdings may be subject to the federal alternative minimum tax.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The fund’s share price fluctuates, sometimes dramatically, which means you could lose money.

• Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

• Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund’s share price. The longer the effective maturity and duration of the fund’s portfolio, the more the fund’s share price is likely to react to interest rates.

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond’s price to fall, potentially lowering the fund’s share price. To the extent the fund invests in high yield (“junk”) bonds, its portfolio is subject to heightened credit risk.

• Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value.

• Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer “calls” its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of “callable” issues are subject to increased price fluctuation.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Class I shares from year to year. The table compares the average annual total returns of the fund’s shares to those of a broad measure of market performance. The fund’s past performance (before and after taxes) is no guarantee of future results. Sales charges, if any, are not reflected in the bar chart, and if those

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charges were included, returns would have been less than those shown. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%) Class I
Best Quarter Q3, 2009: 6.08% Worst Quarter Q4, 2010: -2.55%

After-tax performance is shown only for Class I shares. After-tax performance of the fund’s other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

For the fund’s Class A and Class C shares, periods prior to 3/31/09 reflect the performance of the fund’s Class I shares, adjusted to reflect each share class’ applicable sales charges. Such performance figures have not been adjusted, however, to reflect applicable class fees and expenses; if such fees and expenses had been reflected, the performance shown for Class A and Class C shares for such periods may have been lower.

Average Annual Total Returns (as of 12/31/10)
Class (Inception Date)	1 Year	5 Years	10 Years
Class I (11/2/92) returns before taxes	3.58%	4.15%	4.33%
Class I returns after taxes on distributions	3.56%	4.15%	4.27%
Class I returns after taxes on distributions and sale of fund shares	3.51%	4.07%	4.23%
Class A (3/31/09) returns before taxes	-1.43%	3.06%	3.79%
Class C (3/31/09) returns before taxes	1.43%	3.74%	4.13%
Barclays Capital 3-, 5-, 7-, 10-Year Municipal Bond Index reflects no deduction for fees, expenses or taxes	3.48%	4.82%	4.77%
Portfolio Management

The fund’s investment adviser is The Dreyfus Corporation. Christine L. Todd, Steven W. Harvey and Thomas Casey are the co-primary portfolio managers of the fund, positions they have held since May 2001, January 2001 and April 2010, respectively. Ms. Todd and Messrs. Harvey and Casey are employees of The Dreyfus Corporation and Standish Mellon Asset Management Company LLC (Standish), an affiliate of The Dreyfus Corporation, and they hold the following positions at Standish: Ms. Todd is an executive vice president, the director of Standish’s tax exempt fixed income department and a portfolio manager of tax exempt bond portfolios for Standish’s institutional and individual clients; Mr. Harvey is a senior vice president and a municipal bond portfolio manager; and Mr. Casey is a senior portfolio manager for tax sensitive strategies.

Purchase and Sale of Fund Shares

In general, the fund’s minimum initial investment is $1,000 and the minimum subsequent investment is $100. You may sell your shares on any business day by calling 1-800-554-4611 or by visiting www.dreyfus.com. You may also mail your request to sell shares to The Dreyfus Family of Funds, P.O. Box 55268, Boston, MA 02205-5268.

Tax Information

The fund anticipates that virtually all dividends paid will be exempt from federal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable as ordinary income, while long-term capital gains are taxable as capital gains. Although the fund seeks to provide income exempt from federal income tax, interest from some of the fund’s holdings may be subject to the federal alternative minimum tax.

3

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4

Fund Details

Goal and Approach

The fund seeks to provide a high level of interest income exempt from federal income tax, while seeking preservation of shareholders’ capital. To pursue this goal, the fund normally invests at least 80% of its assets in municipal bonds that provide income exempt from federal personal income tax.

The fund invests exclusively in fixed-income securities rated, at the time of purchase, investment grade (i.e., Baa/BBB or higher) or the unrated equivalent as determined by The Dreyfus Corporation, with an emphasis on high grade securities. The dollar-weighted average effective maturity of the fund’s portfolio generally will be between 3 and 10 years, but the fund may invest in individual securities of any maturity. Dollar-weighted average effective maturity is an average of the maturities of the bonds held by the fund directly and the bonds underlying derivative instruments entered into by the fund, based on their dollar-weighted proportions in the fund, adjusted to reflect provisions or market conditions that may cause a bond’s principal to be repaid earlier than at its stated maturity.

The portfolio managers focus on identifying undervalued sectors and securities and minimize the use of interest rate forecasting. The portfolio managers select municipal bonds for the fund’s portfolio by:

• Using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market; and

• Actively trading among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values. The fund seeks to invest in several of these sectors.

Although the fund seeks to provide income exempt from federal income tax, interest from some of its holdings may be subject to the federal alternative minimum tax. In addition, the fund may invest up to 20% of its net assets in taxable fixed-income securities.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to securities, indexes and interest rates), and swap agreements, as a substitute for investing directly in an underlying asset, to increase returns, to manage credit or interest rate risk, or as part of a hedging strategy. Swap agreements, such as credit default swaps, can be used to transfer the credit risk of a security without actually transferring ownership of the security or to customize exposure to a particular credit. The fund may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates (inverse floaters). Inverse floaters are created by depositing municipal bonds in a trust which divides the bond’s income stream into two parts: a short term variable rate demand note and a residual interest bond (the inverse floater) which receives interest based on the remaining cash flow of the trust after payment of interest on the note and various trust expenses. Interest on the inverse floater usually moves in the opposite direction as the interest on the variable rate demand note. The fund also may make forward commitments in which the fund agrees to buy or sell a security in the future at a price agreed upon today.

Investment Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

• Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds. Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund’s share price.

• Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund’s share price. The longer the effective maturity and duration of the fund’s portfolio, the more the fund’s share price is likely to react to interest rates.

5

• Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond’s price to fall, potentially lowering the fund’s share price.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund’s share price may fall dramatically, even during periods of declining interest rates. Liquidity risk also exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives, including swap agreements), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices.

• Call risk. Some bonds give the issuer the option to call, or redeem, the bonds before their maturity date. If an issuer “calls” its bond during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of “callable” issues are subject to increased price fluctuation.

In addition to the principal risks described above, the fund is subject to the following additional risks:

• Market sector risk. The fund may significantly overweight or underweight certain industries or market sectors, which may cause the fund’s performance to be more or less sensitive to developments affecting those industries or sectors.

• Tax risk. To be tax-exempt, municipal bonds generally must meet certain regulatory requirements. If any such municipal bond fails to meet these regulatory requirements, the interest received by the fund from its investment in such bonds and distributed to fund shareholders will be taxable.

• Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms. Certain types of derivatives involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk, credit risk and pricing risk. Additionally, some derivatives involve economic leverage, which could increase the volatility of these investments as they may fluctuate in value more than the underlying instrument. Certain derivatives may cause taxable income.

• Leverage risk. The use of leverage, such as entering into futures contracts, engaging in forward commitment transactions, and investing in inverse floaters, may cause taxable income and may magnify the fund’s gains or losses.

• Other potential risks. The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.

Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

Management

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $298 billion in 194 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of .21% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving the fund’s management agreement with Dreyfus is available in the fund’s semiannual report for the six months ended March 31, 2010. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 36 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $24.4 trillion in assets under custody and administration and $1.14 trillion in assets under management, and it services more than $12.0 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

6

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Christine L. Todd, Steven W. Harvey and Thomas Casey are the co-primary portfolio managers of the fund, positions they have held since May 2001, January 2001 and April 2010, respectively. Ms. Todd is an executive vice president at Standish Mellon Asset Management Company LLC (Standish), an affiliate of Dreyfus, and has served as the director of Standish’s tax exempt fixed income department since December 2001. She also serves as a portfolio manager of tax exempt bond portfolios for Standish’s institutional and individual clients. Mr. Harvey is a senior vice president and a municipal bond portfolio manager at Standish where he has been employed since 2000. Mr. Casey is a senior portfolio manager for tax sensitive strategies at Standish where he has been employed since July 1993. Ms. Todd and Mr. Harvey have been employed by Dreyfus since December 2008 and Mr. Casey has been employed by Dreyfus since April 2009. As dual employees of Dreyfus and Standish, Ms. Todd, Mr. Harvey and Mr. Casey manage the fund as employees of Dreyfus, but use Standish’s proprietary investment process.

The fund’s Statement of Additional Information (SAI) provides additional portfolio manager information, including compensation, other accounts managed and ownership of fund shares.

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of the fund and of the other funds in the Dreyfus Family of Funds. Rule 12b-1 fees and shareholder services fees, as applicable, are paid to MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the fund, the fund’s total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any fund managed by Dreyfus or its affiliates.

7

Shareholder Guide

Choosing a Share Class

The fund is designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees that are different from those described in this prospectus. Consult a representative of your financial institution for further information.

This prospectus offers Class A, C and I shares of the fund.

Your financial representative may receive different compensation for selling one class of shares than for selling another class. It is important to remember that any contingent deferred sales charge (CDSC) or Rule 12b-1 fees have the same purpose as the front-end sales charge: to compensate the distributor for concessions and expenses it pays to dealers and financial institutions in connection with the sale of fund shares. A CDSC is not charged on fund shares acquired through the reinvestment of fund dividends. Because the Rule 12b-1 fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The different classes of fund shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When choosing a class, you should consider your investment amount, anticipated holding period, the potential costs over your holding period and whether you qualify for any reduction or waiver of the sales charge.

A complete description of these classes follows. You should review these arrangements with your financial representative before determining which class to invest in.

Class A Shares

When you invest in Class A shares,  you pay the public offering price, which is the share price, or net asset value (NAV), plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment, as the following table shows. We also describe below how you may reduce or eliminate the initial sales charge (see “Sales charge reductions and waivers”). Class A shares are subject to an annual shareholder services fee of .25%.

Since some of your investment  goes to pay an upfront sales charge when you purchase Class A shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you are usually better off purchasing Class A shares, rather than Class C shares, and paying an up-front sales charge if you:

• plan to own the shares for an extended period of time, since the ongoing Rule 12b-1 fees on Class C shares may eventually exceed the cost of the up-front sales charge; and

• qualify for a reduced or waived sales charge

If you invest $1 million or more  (and are not eligible to purchase Class I shares), Class A shares will always be the most advantageous choice.

	Total Sales Load -- Class A Shares
Amount of Transaction	As a % of Offering Price per Share	As a % of Net Asset Value
Less than $50,000	4.50	4.71
$50,000 to less than $100,000	4.00	4.17
$100,000 to less than $250,000	3.00	3.09
$250,000 to less than $500,000	2.50	2.56
$500,000 to less than $1,000,000	2.00	2.04
$1,000,000 or more	-0-	-0-

No sales charge applies on investments of $1 million or more, but a CDSC of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

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Sales Charge Reductions and Waivers

To receive a reduction or waiver  of your initial sales charge, you must let your financial intermediary or the fund know at the time you purchase shares that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the fund know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the fund with evidence of your qualification for the reduction or waiver, such as records regarding shares of certain Dreyfus Funds held in accounts with that financial intermediary and other financial intermediaries. Additional information regarding reductions and waivers of sales loads is available, free of charge, at www.dreyfus.com and in the SAI.

You can reduce your initial sales charge in the following ways:

• Rights of accumulation. You can count toward the amount of your investment your total account value in all share classes of the fund and certain other Dreyfus Funds that are subject to a sales charge. For example, if you have $1 million invested in shares of certain other Dreyfus Funds that are subject to a sales charge, you can invest in Class A shares of any fund without an initial sales charge. We may terminate or change this privilege at any time on written notice.

• Letter of intent. You can sign a letter of intent, in which you agree to invest a certain amount (your goal) in the fund and certain other Dreyfus Funds over a 13-month period, and your initial sales charge will be based on your goal. A 90-day back-dated period can also be used to count previous purchases toward your goal. Your goal must be at least $50,000, and your initial investment must be at least $5,000. The sales charge will be adjusted if you do not meet your goal.

• Combine with family members. You can also count toward the amount of your investment all investments in certain other Dreyfus Funds, in any class of shares that is subject to a sales charge, by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent. Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges (see “How to Buy Shares” in the SAI).

Class A shares may be purchased  at NAV without payment of a sales charge by the following individuals and entities:

• full-time or part-time employees, and their family members, of Dreyfus or any of its affiliates

• board members of Dreyfus and board members of the Dreyfus Family of Funds

• full-time employees, and their family members, of financial institutions that have entered into selling agreements with the fund’s distributor

• “wrap” accounts for the benefit of clients of financial institutions, provided they have entered into an agreement with the fund’s distributor specifying operating policies and standards

• qualified separate accounts maintained by an insurance company; any state, county or city or instrumentality thereof; charitable organizations investing $50,000 or more in fund shares; and charitable remainder trusts

• qualified investors who (i) purchase Class A shares directly through the fund’s distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares of a Dreyfus Fund and continuously maintained an open account with the distributor in that fund since on or before February 28, 2006

• investors with cash proceeds from the investor’s exercise of employment-related stock options, whether invested in the fund directly or indirectly through an exchange from a Dreyfus money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing stock options. Upon establishing the account in the fund or the Dreyfus money market fund, the investor and the investor’s spouse or minor children become eligible to purchase Class A shares of the fund at NAV, whether or not the investor uses the proceeds of the employment-related stock options to establish the account

• members of qualified affinity groups who purchase Class A shares directly through the fund’s distributor, provided that the qualified affinity group has entered into an affinity agreement with the distributor

• employees participating in qualified or non-qualified employee benefit plans

• shareholders in Dreyfus-sponsored IRA rollover accounts funded with the distribution proceeds from qualified and non-qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing rollovers. Upon establishing the Dreyfus-sponsored IRA rollover account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A shares of the fund at NAV in such account

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Class C Shares

Since you pay no initial sales charge, an investment of less than $1 million in Class C shares buys more shares than the same investment would in Class A shares. However, Class C shares are subject to an annual Rule 12b-1 fee of .75% and an annual shareholder services fee of .25%. Over time, the Rule 12b-1 fees may cost you more than paying an initial sales charge on Class A shares. Class C shares redeemed within one year of purchase are subject to a 1% CDSC.

Because Class A shares will always be a more favorable investment than Class C shares for investments of $1 million or more, the fund will generally not accept a purchase order for Class C shares in the amount of $1 million or more. While the fund will take reasonable steps to prevent investments of $1 million or more in Class C shares, it may not be able to identify such investments made through certain financial intermediaries or omnibus accounts.

Class I Shares

Since you pay no initial sales charge, an investment of less than $1 million in Class I shares buys more shares than the same investment would in a class that charges an initial sales charge. There is also no CDSC imposed on redemptions of Class I shares, and you do not pay any ongoing service or distribution fees.

Class I shares may be purchased by:

• bank trust departments, trust companies and insurance companies that have entered into agreements with the fund’s distributor to offer Class I shares to their clients

• institutional investors acting in a fiduciary, advisory, agency, custodial or similar capacity for qualified or non-qualified employee benefit plans, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities, trade or labor unions, or state and local governments, and IRAs set up under Simplified Employee Pension Plans that have entered into agreements with the fund’s distributor to offer Class I shares to such plans

• law firms or attorneys acting as trustees or executors/administrators

• foundations and endowments that make an initial investment in the fund of at least $1 million

• sponsors of college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code, that maintain an omnibus account with the fund and do not require shareholder tax reporting or 529 account support responsibilities from the fund’s distributor

• advisory fee-based accounts offered through financial intermediaries who, depending on the structure of the selected advisory platform, make Class I shares available

CDSC Waivers

The fund’s CDSC on Class A and C shares may be waived in the following cases:

• permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased

• redemptions made within one year of death or disability of the shareholder

• redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70½

• redemptions made through the fund’s Automatic Withdrawal Plan, if such redemptions do not exceed 12% of the value of the account annually

• redemptions from qualified and non-qualified employee benefit plans

Buying and Selling Shares

Dreyfus generally calculates fund NAVs  as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the NYSE is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. When calculating NAVs, Dreyfus values equity investments on the basis of market quotations or official closing prices. Dreyfus generally values fixed income investments based on values supplied by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board. If market quotations or prices from a pricing service are not readily available, or are determined not to reflect accurately fair value, the fund may value those investments at fair value as determined in accordance with procedures approved by the fund’s board. Fair value of investments may be determined by the fund’s board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Under

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certain circumstances, the fair value of foreign equity securities will be provided by an independent pricing service. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Funds that seek tax-exempt income are not recommended for purchase in IRAs or other qualified retirement plans. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors have no access to the fund.

Investments in certain types of thinly traded securities may provide short-term traders arbitrage opportunities with respect to the fund’s shares. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume, or the market on which such securities are traded closes before the fund calculates its NAV. If short-term investors of the fund were able to take advantage of these arbitrage opportunities, they could dilute the NAV of fund shares held by long-term investors. Portfolio valuation policies can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that such valuation policies will prevent dilution of the fund’s NAV by short-term traders. While the fund has a policy regarding frequent trading, it too may not be completely effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts. Please see “Shareholder Guide — General Policies” for further information about the fund’s frequent trading policy.

Orders to buy and sell shares received by an authorized entity (such as a bank, broker-dealer or financial adviser, or 401(k) or other retirement plan that has entered into an agreement with the fund’s distributor) by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (usually 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

How to Buy Shares

By Mail – Regular Accounts. To open a regular account, complete an application and mail it, together with a check payable to The Dreyfus Family of Funds, to:

The Dreyfus Family of Funds

P.O. Box 55268

Boston, MA 02205-5268

Attn: Institutional Processing

To purchase additional shares in a regular account, mail a check payable to The Dreyfus Family of Funds (with your account number on your check), together with an investment slip, to the above address.

By Mail – IRA Accounts. To open an IRA account or make additional investments in an IRA account, be sure to specify the fund name and the year for which the contribution is being made. When opening a new account include a completed IRA application, and when making additional investments include an investment slip. Make checks payable to The Dreyfus Family of Funds, and mail to:

The Bank of New York Mellon, Custodian

P.O. Box 55552

Boston, MA 02205-5552

Attn: Institutional Processing

Electronic Check or Wire. To purchase shares in a regular or IRA account by wire or electronic check, please call 1-800-554-4611 (inside the U.S. only) for more information.

Dreyfus TeleTransfer.  To purchase additional shares in a regular or IRA account by Dreyfus TeleTransfer, which will transfer money from a pre-designated bank account, request the account service on your application. Call 1-800-554-4611 (inside the U.S. only) or visit www.dreyfus.com to request your transaction.

Automatically. You may purchase additional shares in a regular or IRA account by selecting one of Dreyfus’ automatic investment services made available to the fund on your account application or service application. See “Services for Fund Investors.”

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

The minimum initial and subsequent investment for regular accounts is $1,000 and $100, respectively. Investments made through Dreyfus TeleTransfer are subject to a $100 minimum and a $150,000 maximum. All investments must be in U.S. dollars. Third-party checks, cash, travelers’ checks or money orders will not be accepted. You may be charged a fee for any check that does not clear.

How to Sell Shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares

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being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on fund shares you acquired by reinvesting your fund dividends. As described above in this prospectus, there are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or refer to the SAI for additional details.

Before selling shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

• if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

• the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares

By Mail – Regular Accounts. To redeem shares in a regular account by mail, send a letter of instruction that includes your name, your account number, the name of the fund, the share class, the dollar amount to be redeemed and how and where to send the proceeds. Mail your request to:

The Dreyfus Family of Funds

P.O. Box 55268

Boston, MA 02205-5268

By Mail – IRA Accounts. To redeem shares in an IRA account by mail, send a letter of instruction that includes all of the same information for regular accounts and indicate whether the distribution is qualified or premature and whether the 10% TEFRA should be withheld. Mail your request to:

The Bank of New York Mellon, Custodian

P.O. Box 55552

Boston, MA 02205-5552

A signature guarantee is required for some written sell orders. These include:

• amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

• requests to send the proceeds to a different payee or address

• amounts of $100,000 or more

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call to ensure that your signature guarantee will be processed correctly.

Telephone or Online. To sell shares in a regular account, call Dreyfus at 1-800-554-4611 (inside the U.S. only) or visit www.dreyfus.com to request your transaction.

A check will be mailed to your address of record or you may request a wire or electronic check (Dreyfus TeleTransfer). For wires or Dreyfus TeleTransfer, be sure that the fund has your bank account information on file. Proceeds will be wired or sent by electronic check to your bank account.

You may request that redemption proceeds be paid by check and mailed to your address of record (maximum $250,000 per day). You may request that redemption proceeds be sent to your bank by wire (minimum $1,000/maximum $20,000 per day) or by Dreyfus TeleTransfer (minimum $500/maximum $20,000 per day). Holders of jointly registered fund or bank accounts may redeem by wire or through Dreyfus TeleTransfer up to $500,000 within any 30-day period.

Automatically. You may sell shares in a regular account by calling 1-800-554-4611 (inside the U.S. only) for instructions on how to establish the Dreyfus Automatic Withdrawal Plan. You may sell shares in an IRA account by calling the above number for instructions on the Automatic Withdrawal Plan.

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

General Policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

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The fund is designed for long-term investors. Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, Dreyfus and the fund’s board have adopted a policy of discouraging excessive trading, short-term market timing and other abusive trading practices (frequent trading) that could adversely affect the fund or its operations. Dreyfus and the fund will not enter into arrangements with any person or group to permit frequent trading.

The fund also reserves the right to:

• change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions

• change its minimum or maximum investment amounts

• delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)

• “redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)

• refuse any purchase or exchange request, including those from any individual or group who, in Dreyfus’ view, is likely to engage in frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading. A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

Transactions made through Automatic Investment Plans, Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges, automatic non-discretionary rebalancing programs, and minimum required retirement distributions generally are not considered to be frequent trading. For employer-sponsored benefit plans, generally only participant-initiated exchange transactions are subject to the roundtrip limit.

Dreyfus monitors selected transactions to identify frequent trading. When its surveillance systems identify multiple roundtrips, Dreyfus evaluates trading activity in the account for evidence of frequent trading. Dreyfus considers the investor’s trading history in other accounts under common ownership or control, in other Dreyfus Funds and BNY Mellon Funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while Dreyfus seeks to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, Dreyfus seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If Dreyfus concludes the account is likely to engage in frequent trading, Dreyfus may cancel or revoke the purchase or exchange on the following business day. Dreyfus may also temporarily or permanently bar such investor’s future purchases into the fund in lieu of, or in addition to, canceling or revoking the trade. At its discretion, Dreyfus may apply these restrictions across all accounts under common ownership, control or perceived affiliation.

Fund shares often are held through omnibus accounts maintained by financial intermediaries, such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Dreyfus’ ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited. However, the agreements between the distributor and financial intermediaries include obligations to comply with the terms of this prospectus and to provide Dreyfus, upon request, with information concerning the trading activity of investors whose shares are held in omnibus accounts. If Dreyfus determines that any such investor has engaged in frequent trading of fund shares, Dreyfus may require the intermediary to restrict or prohibit future purchases or exchanges of fund shares by that investor.

Certain retirement plans and intermediaries that maintain omnibus accounts with the fund may have developed policies designed to control frequent trading that may differ from the fund’s policy. At its sole discretion, the fund may permit such intermediaries to apply their own frequent trading policy. If you are investing in fund shares through an intermediary (or in the case of a retirement plan, your plan sponsor), please contact the intermediary for information on the frequent trading policies applicable to your account.

To the extent the fund significantly invests in foreign securities traded on markets that close before the fund calculates its NAV, events that influence the value of these foreign securities may occur after the close of these foreign markets and before the fund calculates its NAV. As a result, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these foreign securities at the time the fund calculates its NAV (referred to as price arbitrage). This type of frequent trading may dilute the value of fund shares held by other shareholders. Dreyfus has adopted procedures designed to adjust closing market prices of foreign equity securities under certain circumstances to reflect what it believes to be their fair value.

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To the extent the fund significantly invests in thinly traded securities, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in highly liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Although the fund’s frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Small Account Policy

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds.

Distributions and Taxes

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends monthly and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

The fund anticipates that virtually all dividends paid to you will be exempt from federal income tax. For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively. In addition, distributions of interest on certain municipal obligations are a tax preference item under the alternative minimum tax (AMT) provisions applicable to individuals and corporations, and all tax-exempt distributions may affect a corporation's AMT liability. The exemption of fund dividends from regular federal income taxation does not necessarily result in similar exemptions for such income under state or local tax laws.

High portfolio turnover  and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value. The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund  when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax adviser before investing.

Services for Fund Investors

Automatic Services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. If you purchase shares through a third party, the third party may impose different restrictions on these services and privileges, or may not make them available at all. For information, call your financial representative or 1-800-554-4611.

Dreyfus Automatic Asset Builder®  permits you to purchase fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

Dreyfus Payroll Savings Plan permits you to purchase fund shares (minimum of $100 per transaction) automatically through a payroll deduction.

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Dreyfus Government Direct Deposit permits you to purchase fund shares (minimum of $100 and maximum of $50,000 per transaction) automatically from your federal employment, Social Security or other regular federal government check.

Dreyfus Dividend Sweep permits you to automatically reinvest dividends and distributions from the fund into another Dreyfus Fund (not available for IRAs).

Dreyfus Auto-Exchange Privilege permits you to exchange at regular intervals your fund shares for shares of other Dreyfus Funds.

Dreyfus Automatic Withdrawal Plan permits you to make withdrawals (minimum of $50) on a monthly or quarterly basis, provided your account balance is at least $5,000. Any CDSC will be waived, as long as the amount of any withdrawal does not exceed on an annual basis 12% of the greater of the account value at the time of the first withdrawal under the plan, or at the time of the subsequent withdrawal.

Exchange Privilege

Generally, you can exchange shares worth $500 or more (no minimum for retirement accounts) into other Dreyfus Funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one. See the SAI for more information regarding exchanges.

Dreyfus TeleTransfer Privilege

To move money between your bank account and your Dreyfus Fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contacting your financial representative. Shares held in an IRA or Education Savings Account may not be redeemed through the Dreyfus TeleTransfer privilege.

Account Statements

Every Dreyfus Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Reinvestment Privilege

Upon written request, you can reinvest up to the number of Class A shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

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Financial Highlights

These financial highlights describe the performance of the fund’s shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by KPMG LLP (beginning with the 2009 fiscal periods), an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request. Information for each fiscal year ended through September 30, 2008 was audited by the fund’s former independent registered public accounting firm.

	Year Ended September 30,
Class A Shares	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	22.45	21.07
Investment Operations:
Investment income--net[b]	.61	.32
Net realized and unrealized gain (loss) on investments	.54	1.42
Total from Investment Operations	1.15	1.74
Distributions:
Dividends from investment income--net	(.65)	(.36)
Net asset value, end of period	22.95	22.45
Total Return (%)[c]	5.24	8.30[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96	.96[e]
Ratio of net expenses to average net assets	.80	.80[e]
Ratio of net investment income to average net assets	2.80	3.31[e]
Portfolio Turnover Rate	32.07	22.49
Net Assets, end of period ($ x 1,000)	1,665	55
[a]From March 31, 2009 (commencement of initial offering) to September 30, 2009.
[b]Based on average shares outstanding at each month end.
[c]Exclusive of sales charge.
[d]Not annualized.
[e]Annualized.

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Financial Highlights (cont’d)

	Year Ended September 30,
Class C Shares	2010	2009[a]
Per Share Data ($):
Net asset value, beginning of period	22.45	21.07
Investment Operations:
Investment income--net[b]	.40	.27
Net realized and unrealized gain (loss) on investments	.59	1.39
Total from Investment Operations	.99	1.66
Distributions:
Dividends from investment income--net	(.49)	(.28)
Net asset value, end of period	22.95	22.45
Total Return (%)[c]	4.46	7.91[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.74	1.72[e]
Ratio of net expenses to average net assets	1.55	1.55[e]
Ratio of net investment income to average net assets	1.94	2.59[e]
Portfolio Turnover Rate	32.07	22.49
Net Assets, end of period ($ x 1,000)	480	16
[a]From March 31, 2009 (commencement of initial offering) to September 30, 2009.
[b]Based on average shares outstanding at each month end.
[c]Exclusive of sales charge.
[d]Not annualized.
[e]Annualized.

	Year Ended September 30,
Class I Shares	2010	2009[a]	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	22.45	20.85	21.60	21.69	21.71
Investment Operations:
Investment income--net[b]	.73	.79	.79	.78	.78
Net realized and unrealized gain (loss) on investments	.50	1.60	(.75)	(.09)	(.02)
Total from Investment Operations	1.23	2.39	.04	.69	.76
Distributions:
Dividends from investment income--net	(.73)	(.79)	(.79)	(.78)	(.78)
Net asset value, end of period	22.95	22.45	20.85	21.60	21.69
Total Return (%)	5.61	11.73	.12	3.26	3.58
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.64	.67	.60	.59	.63
Ratio of net expenses to average net assets	.45	.45	.45	.45	.45
Ratio of net investment income to average net assets	3.26	3.74	3.63	3.63	3.61
Portfolio Turnover Rate	32.07	22.49	34	10	29
Net Assets, end of period ($ x 1,000)	109,470	106,900	141,949	201,480	127,927
[a]The fund commenced offering three classes of shares on March 31, 2009. The existing shares were redesignated as Class I shares.
[b]Based on average shares outstanding at each month end.

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For More Information

Dreyfus/Standish Intermediate Tax Exempt Bond Fund

A series of Dreyfus Investment Funds
SEC file number: 811-04813

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. The fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

To obtain information:

By telephone. Call 1-800-554-4611

By mail.
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail. Send your request to info@dreyfus.com

On the Internet. Certain fund documents can be viewed online or downloaded from:

SEC: http://www.sec.gov

Dreyfus: http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2011 MBSC Securities Corporation 6935P0211

Dreyfus/Newton
International Equity Fund

Prospectus February 1, 2011

Class	Ticker
A	NIEAX
C	NIECX
I	SNIEX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Fund Summary

Fund Summary	1
Fund Details

Goal and Approach	5
Investment Risks	6
Management	7
Shareholder Guide

Choosing a Share Class	9
Buying and Selling Shares	11
General Policies	14
Distributions and Taxes	15
Services for Fund Investors	15
Financial Highlights	17
For More Information

See back cover.

Fund Summary

Investment Objective

The fund seeks long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder Guide section on page 9 of the Prospectus and in the How to Buy Shares section on page B-57 of the fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Class A	Class C	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none*	1.00	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class A	Class C	Class I
Management fees	.80	.80	.80
Distribution (Rule 12b-1) fees	none	.75	none
Other expenses (including shareholder services fees)	.52	.56	.27
Total annual fund operating expenses	1.32	2.11	1.07
*Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$702	$969	$1,257	$2,074
Class C	$314	$661	$1,134	$2,441
Class I	$109	$340	$590	$1,306

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$702	$969	$1,257	$2,074
Class C	$214	$661	$1,134	$2,441
Class I	$109	$340	$590	$1,306

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 64.45% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its assets in common stocks or securities convertible into common stocks of foreign companies and depositary receipts evidencing ownership in such securities. At least 75% of the fund’s net assets will be invested in countries represented in the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index. The fund may invest up to 25% of its assets in stock of companies located in countries (other than the United States) not represented in the MSCI EAFE Index, including up to 20% in emerging market countries

The core of the investment philosophy of Newton Capital Management Limited (Newton), an affiliate of The Dreyfus Corporation and the fund’s sub-investment adviser, is the belief that no company, market or economy can be considered in isolation; each must be understood within a global context. Newton believes that a global comparison of companies is the most effective method of stock analysis, and Newton’s global analysts research investment opportunities by global sector rather than by region. The process begins by identifying a core list of investment themes that Newton believes will positively affect certain sectors or industries and cause stocks within these sectors or industries to outperform others. Newton then identifies specific companies using investment themes to help focus on areas where thematic and strategic research indicates superior returns are likely to be achieved.

The fund may, but is not required to, use derivatives, such as futures, options and forward contracts, as a substitute for investing directly in and underlying asset or currency, to increase returns, to manage currency risk, or as part of hedging strategy.

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The fund’s share price fluctuates, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

• Foreign investment risk. Investments in foreign securities carry additional risks, including exposure to currency fluctuations, less liquidity, less developed or efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. To the extent the fund's investments are concentrated in one or a limited number of foreign countries, the fund's performance could be more volatile than that of more geographically diversified funds.

• Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, which will reduce the value of investments denominated in those currencies held by the fund.

• Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Class I shares from year to year. The table compares the average annual total returns of the fund’s shares to those of a broad measure of market performance. The fund’s past performance (before and after taxes) is no guarantee of future results. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. More recent performance information may be available at www.dreyfus.com.

Year-by-Year Total Returns as of 12/31 each year (%) Class I
Best Quarter Q2, 2009: 18.01% Worst Quarter Q3, 2008 : -21.85%

After-tax performance is shown only for Class I shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

For the fund’s Class A and Class C shares, periods prior to 3/31/08 reflect the performance of the fund’s Class I shares, adjusted to reflect each share class’ applicable sales charges. Such performance figures have not been adjusted, however, to reflect applicable class fees and expenses; if such fees and expenses had been reflected, the performance shown for Class A and Class C shares for such periods may have been lower. For comparative purposes, the value of the MSCI EAFE Index on 12/31/05 is used as the beginning value on 12/21/05.

Average Annual Total Returns (as of 12/31/10) Class (Inception Date)
	1 Year	5 Years	Since Inception
Class I (12/21/05) returns before taxes	9.33%	1.72%	1.65%
Class I returns after taxes on distributions	8.88%	1.06%	0.99%
Class I returns after taxes on distributions and sale of fund shares	6.62%	1.44%	1.38%
Class A (3/31/08) returns before taxes	2.76%	0.40%	0.34%
Class C (3/31/08) returns before taxes	7.25%	1.31%	1.24%
MSCI EAFE® Index reflects no deduction for fees, expenses or taxes	7.75%	2.46%	2.46%
Portfolio Management

The fund’s investment adviser is The Dreyfus Corporation and the fund's sub-investment adviser is Newton Capital Management Limited (Newton), an affiliate of The Dreyfus Corporation. Paul Markham has been the fund's primary portfolio manager since March 2008 and Jon Bell has been a portfolio manager of the fund since March 2008. Mr. Markham is an investment manager for global equities at Newton and a member of the global equity model group at Newton. Mr. Bell is an investment manager for global equities, and is a member of the multi-asset model, global policy and portfolio analysis groups at Newton.

Purchase and Sale of Fund Shares

In general, the fund’s minimum initial investment is $1,000 and the minimum subsequent investment is $100. You may sell your shares on any business day by calling 1-800-554-4611 or by visiting www.dreyfus.com. You may also mail your request to sell shares to The Dreyfus Family of Funds, P.O. Box 55268, Boston, MA 02205-5268.

Tax Information

The fund’s distributions are taxable as ordinary income or capital gains, except when your investment is through an IRA, 401(k) plan or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Details

Goal and Approach

The fund seeks long-term growth of capital. This objective may be changed by the fund’s board, upon 60 days’ prior notice to shareholders. To pursue its goal, the fund normally invests at least 80% of its assets in common stocks or securities convertible into common stocks (such as convertible preferred stocks, warrants and convertible bonds) of foreign companies and depositary receipts evidencing ownership in such securities. At least 75% of the fund’s net assets will be invested in countries represented in the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE®) Index, the fund’s benchmark. The fund may invest up to 25% of its assets in stocks of companies located in countries (other than the United States) not represented in the MSCI EAFE Index, including up to 20% in emerging market countries. The MSCI EAFE Index, a free-float adjusted market capitalization index, measures the equity market performance of developed markets, excluding the U.S. and Canada. As of December 31, 2010, the MSCI EAFE Index consisted of the following developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

Newton Capital Management Limited (Newton), an affiliate of The Dreyfus Corporation, is the fund’s sub-investment adviser. Newton is an active investment manager that selects stocks within a global framework. The core of Newton’s investment philosophy is the belief that no company, market or economy can be considered in isolation; each must be understood within a global context. Newton believes that a global comparison of companies is the most effective method of stock analysis, and Newton’s global analysts research investment opportunities by global sector rather than by region.

Idea generation

The process of identifying investment ideas begins by identifying a core list of investment themes. These themes are based primarily on observable economic, industrial, or social trends, typically though not exclusively global, that Newton believes will positively affect certain sectors or industries and cause stocks within these to outperform others. Such themes may include:

• key trends in economic variables, such as a country’s gross domestic product, inflation and interest rates;

• demographic or social trends and their effects on companies, countries, markets and industries;

• investment themes, such as the expected impact of technology and globalization on industries and brands;

• governmental policy;

• relative valuations of equities, bonds and cash investments; and

• long-term trends in currency movements

Newton then identifies specific companies, through fundamental global sector and stock research, using investment themes to help focus the search on areas where the thematic and strategic research indicates superior returns are likely to be achieved.

Research-led

Newton conducts fundamental analysis of investment opportunities on a global basis and uses cross comparisons of companies all over the world to identify securities Newton believes will outperform globally. In conducting its fundamental analysis, Newton’s analysts search for attractively priced companies with good products and strong management that they perceive to possess a sustainable competitive advantage. Newton conducts an initial screening of the universe of stocks by reviewing, among other factors, a company’s price-to-earnings ratios, positive earnings momentum, earnings per share growth expectations, and earnings stability. Newton also utilizes a variety of valuation techniques, which include earnings, asset value, cash flow and cost of capital measurements, in conducting its fundamental analysis.

Newton will generally sell a company’s stock when it believes the themes or strategies leading to its purchase change or have run their course or when Newton believes the company’s prospects have changed adversely or the stock is fully valued by the market.

Team-based

Newton’s culture encourages all investment professionals to contribute to the data as they observe trends they believe will have an influence on global markets. The close interaction among Newton’s global sector analysts, regional specialists and global portfolio managers is designed to capture their best ideas and to reflect them effectively and consistently for the fund’s portfolio.

The fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to securities, indexes, foreign currencies and interest rates) and forward contracts, as a substitute for investing directly in an underlying asset or currency, to increase returns, to manage currency risk, or as part of a hedging strategy. The fund also may invest in pooled investment vehicles, such as exchange traded funds (ETFs) and similarly structured pooled investments.

Investment Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions that are not related to the particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect a particular industry, such as labor shortages or increased production costs and competitive conditions within an industry, or factors that affect a particular company, such as management performance, financial leverage, and reduced demand for the company's products or services.

• Foreign investment risk. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. To the extent the fund's investments are concentrated in one or a limited number of foreign countries, the fund's performance could be more volatile than that of more geographically diversified funds.

• Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the fund and denominated in those currencies. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

• Derivatives risk. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms. Certain types of derivatives involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk, credit risk and pricing risk. Additionally, some derivatives involve economic leverage, which could increase the volatility of these investments as they may fluctuate in value more than the underlying instrument.

In addition to the principal risks described above, the fund is subject to the following additional risks:

• Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock’s intrinsic worth, or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

• Country, industry and market sector risk. The fund may be overweighted or underweighted, relative to the MSCI EAFE Index, in companies in certain countries, industries or market sectors, which may cause the fund’s performance to be more or less sensitive to positive or negative developments affecting these countries, industries or sectors. In addition, the fund may, from time to time, invest a significant portion (more than 25%) of its total assets in securities of companies located in particular countries, such as the United Kingdom and Japan, depending on such country’s representation within the MSCI EAFE Index.

• Leverage risk. The use of leverage, such as engaging in reverse repurchase agreements, lending portfolio securities and engaging in forward commitment transactions, may magnify the fund’s gains or losses.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund’s share price may fall dramatically. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.

• Exchange-traded fund (ETF) risk. ETFs in which the fund may invest involve certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF. Moreover, an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses.

• IPO risk. The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund’s performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund’s asset base increases, IPOs often have a diminished effect on such fund’s performance.

• Other potential risks. The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of loaned securities. If the borrower of the securities fails financially, there could be delays in recovering the loaned securities or exercising rights to the collateral.

Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

The fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund’s after-tax performance.

Management

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $298 billion in 194 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of .80% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving the fund’s management agreement with Dreyfus is available in the fund’s semi-annual report for the period ended March 31, 2010. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 36 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $24.4 trillion in assets under custody and administration and $1.14 trillion in assets under management, and it services more than $12.0 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

Newton, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, provides investment advisory assistance and research and the day-to-day management of the fund’s investments, subject to Dreyfus’ supervision and approval. Newton, together with its parent and its parent’s subsidiaries, managed approximately $75 billion of assets for a broad range of clients in the U.S. and abroad as of December 31, 2010. Newton is an indirect subsidiary of BNY Mellon.

Paul Markham has been the primary portfolio manager of the fund since March 2008. Mr. Markham is an investment manager for global equities and is a member of the global equity model group at Newton. Mr. Markham joined Newton in 1998. Jon Bell has been a portfolio manager of the fund since March 2008. Mr. Bell is an investment manager for global equities, and is a member of the multi-asset model, global policy and portfolio analysis groups at Newton. Mr. Bell joined Newton in 1995.

The fund’s Statement of Additional Information (SAI) provides additional portfolio manager information, including compensation, other accounts managed and ownership of fund shares.

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of the fund and of the other funds in the Dreyfus Family of Funds. Rule 12b-1 fees and shareholder services fees, as applicable, are paid to MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the fund, the fund’s total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

The fund, Dreyfus, Newton and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any fund managed by Dreyfus or its affiliates.

Shareholder Guide

Choosing a Share Class

The fund is designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees that are different from those described in this prospectus. Consult a representative of your financial institution for further information.

This prospectus offers Class A, C and I shares of the fund.

Your financial representative may receive different compensation for selling one class of shares than for selling another class. It is important to remember that any contingent deferred sales charge (CDSC) or Rule 12b-1 fees have the same purpose as the front-end sales charge: to compensate the distributor for concessions and expenses it pays to dealers and financial institutions in connection with the sale of fund shares. A CDSC is not charged on fund shares acquired through the reinvestment of fund dividends. Because the Rule 12b-1 fee is paid out of the fund’s assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

The different classes of fund shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When choosing a class, you should consider your investment amount, anticipated holding period, the potential costs over your holding period and whether you qualify for any reduction or waiver of the sales charge.

A complete description of these classes follows. You should review these arrangements with your financial representative before determining which class to invest in.

Class A Shares

When you invest in Class A shares,  you pay the public offering price, which is the share price, or net asset value (NAV), plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment, as the following table shows. We also describe below how you may reduce or eliminate the initial sales charge (see “Sales charge reductions and waivers”). Class A shares are subject to an annual shareholder services fee of .25%.

Since some of your investment  goes to pay an upfront sales charge when you purchase Class A shares, you purchase fewer shares than you would with the same investment in Class C shares. Nevertheless, you are usually better off purchasing Class A shares, rather than Class C shares, and paying an up-front sales charge if you:

• plan to own the shares for an extended period of time, since the ongoing Rule 12b-1 fees on Class C shares may eventually exceed the cost of the up-front sales charge; and

• qualify for a reduced or waived sales charge

If you invest $1 million or more  (and are not eligible to purchase Class I shares), Class A shares will always be the most advantageous choice.

	Total Sales Load -- Class A Shares
Amount of Transaction	As a % of Offering Price per Share	As a % of Net Asset Value per Share
Less than $50,000	5.75	6.10
$50,000 to less than $100,000	4.50	4.71
$100,000 to less than $250,000	3.50	3.63
$250,000 to less than $500,000	2.50	2.56
$500,000 to less than $1,000,000	2.00	2.04
$1,000,000 or more	-0-	-0-

No sales charge applies on investments of $1 million or more, but a CDSC of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

Sales Charge Reductions and Waivers

To receive a reduction or waiver  of your initial sales charge, you must let your financial intermediary or the fund know at the time you purchase shares that you qualify for such a reduction or waiver. If you do not let your financial intermediary or the fund know that you are eligible for a reduction or waiver, you may not receive the reduction or waiver to which you are otherwise entitled. In order to receive a reduction or waiver, you may be required to provide your financial intermediary or the fund with evidence of your qualification for the reduction or waiver, such as records regarding shares of certain Dreyfus Funds held in accounts with that financial intermediary and other financial intermediaries. Additional information regarding reductions and waivers of sales loads is available, free of charge, at www.dreyfus.com and in the SAI.

You can reduce your initial sales charge in the following ways:

• Rights of accumulation. You can count toward the amount of your investment your total account value in all share classes of the fund and certain other Dreyfus Funds that are subject to a sales charge. For example, if you have $1 million invested in shares of certain other Dreyfus Funds that are subject to a sales charge, you can invest in Class A shares of any fund without an initial sales charge. We may terminate or change this privilege at any time on written notice.

• Letter of intent. You can sign a letter of intent, in which you agree to invest a certain amount (your goal) in the fund and certain other Dreyfus Funds over a 13-month period, and your initial sales charge will be based on your goal. A 90-day back-dated period can also be used to count previous purchases toward your goal. Your goal must be at least $50,000, and your initial investment must be at least $5,000. The sales charge will be adjusted if you do not meet your goal.

• Combine with family members. You can also count toward the amount of your investment all investments in certain other Dreyfus Funds, in any class of shares that is subject to a sales charge, by your spouse and your children under age 21 (family members), including their rights of accumulation and goals under a letter of intent. Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges (see “How to Buy Shares” in the SAI).

Class A shares may be purchased  at NAV without payment of a sales charge by the following individuals and entities:

• full-time or part-time employees, and their family members, of Dreyfus or any of its affiliates

• board members of Dreyfus and board members of the Dreyfus Family of Funds

• full-time employees, and their family members, of financial institutions that have entered into selling agreements with the fund’s distributor

• “wrap” accounts for the benefit of clients of financial institutions, provided they have entered into an agreement with the fund’s distributor specifying operating policies and standards

• qualified separate accounts maintained by an insurance company; any state, county or city or instrumentality thereof; charitable organizations investing $50,000 or more in fund shares; and charitable remainder trusts

• qualified investors who (i) purchase Class A shares directly through the fund’s distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares of a Dreyfus Fund and continuously maintained an open account with the distributor in that fund since on or before February 28, 2006

• investors with cash proceeds from the investor’s exercise of employment-related stock options, whether invested in the fund directly or indirectly through an exchange from a Dreyfus money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing stock options. Upon establishing the account in the fund or the Dreyfus money market fund, the investor and the investor’s spouse or minor children become eligible to purchase Class A shares of the fund at NAV, whether or not the investor uses the proceeds of the employment-related stock options to establish the account

• members of qualified affinity groups who purchase Class A shares directly through the fund’s distributor, provided that the qualified affinity group has entered into an affinity agreement with the distributor

• employees participating in qualified or non-qualified employee benefit plans

• shareholders in Dreyfus-sponsored IRA rollover accounts funded with the distribution proceeds from qualified and non-qualified retirement plans or a Dreyfus-sponsored 403(b)(7) plan, provided that, in the case of a qualified or non-qualified retirement plan, the rollover is processed through an entity that has entered into an agreement with the fund’s distributor specifically relating to processing rollovers. Upon establishing the Dreyfus-sponsored IRA rollover account in the fund, the shareholder becomes eligible to make subsequent purchases of Class A shares of the fund at NAV in such account

Class C Shares

Since you pay no initial sales charge, an investment of less than $1 million in Class C shares buys more shares than the same investment would in Class A shares. However, Class C shares are subject to an annual Rule 12b-1 fee of .75% and an annual shareholder services fee of .25%. Over time, the Rule 12b-1 fees may cost you more than paying an initial sales charge on Class A shares. Class C shares redeemed within one year of purchase are subject to a 1% CDSC.

Because Class A shares will always be a more favorable investment than Class C shares for investments of $1 million or more, the fund will generally not accept a purchase order for Class C shares in the amount of $1 million or more. While the fund will take reasonable steps to prevent investments of $1 million or more in Class C shares, it may not be able to identify such investments made through certain financial intermediaries or omnibus accounts.

Class I Shares

Since you pay no initial sales charge, an investment of less than $1 million in Class I shares buys more shares than the same investment would in a class that charges an initial sales charge. There is also no CDSC imposed on redemptions of Class I shares, and you do not pay any ongoing service or distribution fees.

Class I shares may be purchased by:

• bank trust departments, trust companies and insurance companies that have entered into agreements with the fund’s distributor to offer Class I shares to their clients

• institutional investors acting in a fiduciary, advisory, agency, custodial or similar capacity for qualified or non-qualified employee benefit plans, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities, trade or labor unions, or state and local governments, and IRAs set up under Simplified Employee Pension Plans that have entered into agreements with the fund’s distributor to offer Class I shares to such plans

• law firms or attorneys acting as trustees or executors/administrators

• foundations and endowments that make an initial investment in the fund of at least $1 million

• sponsors of college savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code, that maintain an omnibus account with the fund and do not require shareholder tax reporting or 529 account support responsibilities from the fund’s distributor

• advisory fee-based accounts offered through financial intermediaries who, depending on the structure of the selected advisory platform, make Class I shares available

CDSC Waivers

The fund’s CDSC on Class A and C shares may be waived in the following cases:

• permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a CDSC would apply to the initial shares purchased

• redemptions made within one year of death or disability of the shareholder

• redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70½

• redemptions made through the fund’s Automatic Withdrawal Plan, if such redemptions do not exceed 12% of the value of the account annually

• redemptions from qualified and non-qualified employee benefit plans

Buying and Selling Shares

Dreyfus generally calculates fund NAVs  as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) on days the NYSE is open for regular business. Your order will be priced at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. When calculating NAVs, Dreyfus values equity investments on the basis of market quotations or official closing prices. Dreyfus generally values fixed income investments based on values supplied by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board. If market quotations or prices from a pricing service are not readily available, or are determined not to reflect accurately fair value, the fund may value those investments at fair value as determined in accordance with procedures approved by the fund’s board. Fair value of investments may be determined by the fund’s board, its pricing committee or its valuation committee in good faith using such information as it deems appropriate under the circumstances. Under certain circumstances, the fair value of foreign equity securities will be provided by an independent pricing service. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Funds that seek tax-exempt income are not recommended for purchase in IRAs or other qualified retirement plans. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors have no access to the fund.

Investments in certain types of thinly traded securities may provide short-term traders arbitrage opportunities with respect to the fund’s shares. For example, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume, or the market on which such securities are traded closes before the fund calculates its NAV. If short-term investors of the fund were able to take advantage of these arbitrage opportunities, they could dilute the NAV of fund shares held by long-term investors. Portfolio valuation policies can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that such valuation policies will prevent dilution of the fund’s NAV by short-term traders. While the fund has a policy regarding frequent trading, it too may not be completely effective to prevent short-term NAV arbitrage trading, particularly in regard to omnibus accounts. Please see “Shareholder Guide — General Policies” for further information about the fund’s frequent trading policy.

Orders to buy and sell shares received by an authorized entity (such as a bank, broker-dealer or financial adviser, or 401(k) or other retirement plan that has entered into an agreement with the fund’s distributor) by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (usually 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.

How to Buy Shares

By Mail – Regular Accounts. To open a regular account, complete an application and mail it, together with a check payable to The Dreyfus Family of Funds, to:

The Dreyfus Family of Funds

P.O. Box 55268

Boston, MA 02205-5268

Attn: Institutional Processing

To purchase additional shares in a regular account, mail a check payable to The Dreyfus Family of Funds (with your account number on your check), together with an investment slip, to the above address.

By Mail – IRA Accounts. To open an IRA account or make additional investments in an IRA account, be sure to specify the fund name and the year for which the contribution is being made. When opening a new account include a completed IRA application, and when making additional investments include an investment slip. Make checks payable to The Dreyfus Family of Funds, and mail to:

The Bank of New York Mellon, Custodian

P.O. Box 55552

Boston, MA 02205-5552

Attn: Institutional Processing

Electronic Check or Wire. To purchase shares in a regular or IRA account by wire or electronic check, please call 1-800-554-4611 (inside the U.S. only) for more information.

Dreyfus TeleTransfer.  To purchase additional shares in a regular or IRA account by Dreyfus TeleTransfer, which will transfer money from a pre-designated bank account, request the account service on your application. Call 1-800-554-4611 (inside the U.S. only) or visit www.dreyfus.com to request your transaction.

Automatically. You may purchase additional shares in a regular or IRA account by selecting one of Dreyfus’ automatic investment services made available to the fund on your account application or service application. See “Services for Fund Investors.”

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

The minimum initial and subsequent investment for regular accounts is $1,000 and $100, respectively. The minimum initial investment for IRAs is $750, with no minimum subsequent investment. The minimum initial investment for educational savings accounts is $500, with no minimum subsequent investment. Investments made through Dreyfus TeleTransfer are subject to a $100 minimum and a $150,000 maximum. All investments must be in U.S. dollars. Third-party checks, cash, travelers’ checks or money orders will not be accepted. You may be charged a fee for any check that does not clear.

How to Sell Shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

To keep your CDSC as low as possible, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on fund shares you acquired by reinvesting your fund dividends. As described above in this prospectus, there are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or refer to the SAI for additional details.

Before selling shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

• if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

• the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares

By Mail – Regular Accounts. To redeem shares in a regular account by mail, send a letter of instruction that includes your name, your account number, the name of the fund, the share class, the dollar amount to be redeemed and how and where to send the proceeds. Mail your request to:

The Dreyfus Family of Funds

P.O. Box 55268

Boston, MA 02205-5268

By Mail – IRA Accounts. To redeem shares in an IRA account by mail, send a letter of instruction that includes all of the same information for regular accounts and indicate whether the distribution is qualified or premature and whether the 10% TEFRA should be withheld. Mail your request to:

The Bank of New York Mellon, Custodian

P.O. Box 55552

Boston, MA 02205-5552

A signature guarantee is required for some written sell orders. These include:

• amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

• requests to send the proceeds to a different payee or address

• amounts of $100,000 or more

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call to ensure that your signature guarantee will be processed correctly.

Telephone or Online. To sell shares in a regular account, call Dreyfus at 1-800-554-4611 (inside the U.S. only) or visit www.dreyfus.com to request your transaction.

A check will be mailed to your address of record or you may request a wire or electronic check (Dreyfus TeleTransfer). For wires or Dreyfus TeleTransfer, be sure that the fund has your bank account information on file. Proceeds will be wired or sent by electronic check to your bank account.

You may request that redemption proceeds be paid by check and mailed to your address of record (maximum $250,000 per day). You may request that redemption proceeds be sent to your bank by wire (minimum $1,000/maximum $20,000 per day) or by Dreyfus TeleTransfer (minimum $500/maximum $20,000 per day). Holders of jointly registered fund or bank accounts may redeem by wire or through Dreyfus TeleTransfer up to $500,000 within any 30-day period.

Automatically. You may sell shares in a regular account by calling 1-800-554-4611 (inside the U.S. only) for instructions on how to establish the Dreyfus Automatic Withdrawal Plan. You may sell shares in an IRA account by calling the above number for instructions on the Automatic Withdrawal Plan.

In Person. Visit a Dreyfus Financial Center. Please call us for locations.

General Policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

The fund is designed for long-term investors. Frequent purchases, redemptions and exchanges may disrupt portfolio management strategies and harm fund performance by diluting the value of fund shares and increasing brokerage and administrative costs. As a result, Dreyfus and the fund’s board have adopted a policy of discouraging excessive trading, short-term market timing and other abusive trading practices (frequent trading) that could adversely affect the fund or its operations. Dreyfus and the fund will not enter into arrangements with any person or group to permit frequent trading.

The fund also reserves the right to:

• change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions

• change its minimum or maximum investment amounts

• delay sending out redemption proceeds for up to seven days (generally applies only during unusual market conditions or in cases of very large redemptions or excessive trading)

• “redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)

• refuse any purchase or exchange request, including those from any individual or group who, in Dreyfus’ view, is likely to engage in frequent trading

More than four roundtrips within a rolling 12-month period generally is considered to be frequent trading. A roundtrip consists of an investment that is substantially liquidated within 60 days. Based on the facts and circumstances of the trades, the fund may also view as frequent trading a pattern of investments that are partially liquidated within 60 days.

Transactions made through Automatic Investment Plans, Automatic Withdrawal Plans, Dreyfus Auto-Exchange Privileges, automatic non-discretionary rebalancing programs, and minimum required retirement distributions generally are not considered to be frequent trading. For employer-sponsored benefit plans, generally only participant-initiated exchange transactions are subject to the roundtrip limit.

Dreyfus monitors selected transactions to identify frequent trading. When its surveillance systems identify multiple roundtrips, Dreyfus evaluates trading activity in the account for evidence of frequent trading. Dreyfus considers the investor’s trading history in other accounts under common ownership or control, in other Dreyfus Funds and BNY Mellon Funds, and if known, in non-affiliated mutual funds and accounts under common control. These evaluations involve judgments that are inherently subjective, and while Dreyfus seeks to apply the policy and procedures uniformly, it is possible that similar transactions may be treated differently. In all instances, Dreyfus seeks to make these judgments to the best of its abilities in a manner that it believes is consistent with shareholder interests. If Dreyfus concludes the account is likely to engage in frequent trading, Dreyfus may cancel or revoke the purchase or exchange on the following business day. Dreyfus may also temporarily or permanently bar such investor’s future purchases into the fund in lieu of, or in addition to, canceling or revoking the trade. At its discretion, Dreyfus may apply these restrictions across all accounts under common ownership, control or perceived affiliation.

Fund shares often are held through omnibus accounts maintained by financial intermediaries, such as brokers and retirement plan administrators, where the holdings of multiple shareholders, such as all the clients of a particular broker, are aggregated. Dreyfus’ ability to monitor the trading activity of investors whose shares are held in omnibus accounts is limited. However, the agreements between the distributor and financial intermediaries include obligations to comply with the terms of this prospectus and to provide Dreyfus, upon request, with information concerning the trading activity of investors whose shares are held in omnibus accounts. If Dreyfus determines that any such investor has engaged in frequent trading of fund shares, Dreyfus may require the intermediary to restrict or prohibit future purchases or exchanges of fund shares by that investor.

Certain retirement plans and intermediaries that maintain omnibus accounts with the fund may have developed policies designed to control frequent trading that may differ from the fund’s policy. At its sole discretion, the fund may permit such intermediaries to apply their own frequent trading policy. If you are investing in fund shares through an intermediary (or in the case of a retirement plan, your plan sponsor), please contact the intermediary for information on the frequent trading policies applicable to your account.

To the extent the fund significantly invests in foreign securities traded on markets that close before the fund calculates its NAV, events that influence the value of these foreign securities may occur after the close of these foreign markets and before the fund calculates its NAV. As a result, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these foreign securities at the time the fund calculates its NAV (referred to as price arbitrage). This type of frequent trading may dilute the value of fund shares held by other shareholders. Dreyfus has adopted procedures designed to adjust closing market prices of foreign equity securities under certain circumstances to reflect what it believes to be their fair value.

To the extent the fund significantly invests in thinly traded securities, certain investors may seek to trade fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of the fund’s portfolio to a greater degree than funds that invest in highly liquid securities, in part because the fund may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of fund shares held by other shareholders.

Although the fund’s frequent trading and fair valuation policies and procedures are designed to discourage market timing and excessive trading, none of these tools alone, nor all of them together, completely eliminates the potential for frequent trading.

Small Account Policy

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds.

Distributions and Taxes

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, generally are taxable to you as qualified dividends and capital gains, respectively.

The fund's investments in foreign securities may be subject to foreign withholding or other foreign taxes, which would decrease the fund's return on such securities. Under certain circumstances, shareholders may be entitled to claim a credit or deduction with respect to foreign taxes paid by the fund. In addition, investments in foreign securities or foreign currencies may increase or accelerate the fund's recognition of ordinary income and may affect the timing or amount of the fund's distributions.

High portfolio turnover  and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value. The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund  when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax adviser before investing.

Services for Fund Investors

Automatic Services

Buying or selling shares automatically is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. If you purchase shares through a third party, the third party may impose different restrictions on these services and privileges, or may not make them available at all. For information, call your financial representative or 1-800-554-4611.

Dreyfus Automatic Asset Builder®  permits you to purchase fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

Dreyfus Payroll Savings Plan permits you to purchase fund shares (minimum of $100 per transaction) automatically through a payroll deduction.

Dreyfus Government Direct Deposit permits you to purchase fund shares (minimum of $100 and maximum of $50,000 per transaction) automatically from your federal employment, Social Security or other regular federal government check.

Dreyfus Dividend Sweep permits you to automatically reinvest dividends and distributions from the fund into another Dreyfus Fund (not available for IRAs).

Dreyfus Auto-Exchange Privilege permits you to exchange at regular intervals your fund shares for shares of other Dreyfus Funds.

Dreyfus Automatic Withdrawal Plan permits you to make withdrawals (minimum of $50) on a monthly or quarterly basis, provided your account balance is at least $5,000. Any CDSC will be waived, as long as the amount of any withdrawal does not exceed on an annual basis 12% of the greater of the account value at the time of the first withdrawal under the plan, or at the time of the subsequent withdrawal.

Exchange Privilege

Generally, you can exchange shares worth $500 or more (no minimum for retirement accounts) into other Dreyfus Funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange generally will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one. See the SAI for more information regarding exchanges.

Dreyfus TeleTransfer Privilege

To move money between your bank account and your Dreyfus Fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contacting your financial representative. Shares held in an IRA or Education Savings Account may not be redeemed through the Dreyfus TeleTransfer privilege.

Account Statements

Every Dreyfus Fund investor automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Reinvestment Privilege

Upon written request, you can reinvest up to the number of Class A shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Financial Highlights

These financial highlights describe the performance of the fund’s shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by KPMG LLP (beginning with the 2009 fiscal periods), an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request. Information for each fiscal year ended through September 30, 2008 was audited by the fund’s former independent registered public accounting firm.

	Year Ended September 30,
Class A Shares	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	16.27	18.18	23.37
Investment Operations:
Investment income--net[b]	.21	.29	.14
Net realized and unrealized gain (loss) on investments	.44	(1.57)	(5.20)
Total from Investment Operations	.65	(1.28)	(5.06)
Distributions:
Dividends from investment income--net	(.12)	(.16)	(.13)
Dividends from net realized gain on investments	-	(.47)	-
Total Distributions	(.12)	(.63)	(.13)
Net asset value, end of period	16.80	16.27	18.18
Total Return (%)[c]	3.99	(6.33)	(21.78)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.32	1.52	2.35[e]
Ratio of net expenses to average net assets	1.32	1.26	1.40[e]
Ratio of net investment income to average net assets	1.29	2.27	1.61[e]
Portfolio Turnover Rate	64.45	115.69	105
Net Assets, end of period ($ x 1,000)	18,901		16,864	4,412
[a]From March 31, 2008 (commencement of initial offering) to September 30, 2008.
[b]Based on average shares outstanding at each month end.
[c]Exclusive of sales charge.
[d]Not annualized.
[e]Annualized.
[f]Expense waivers and/or reimbursements amounted to less than .01%.

Financial Highlights (cont’d)

	Year Ended September 30,
Class C Shares	2010	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	16.17	18.14	23.37
Investment Operations:
Investment income--net[b]	.08	.26	.05
Net realized and unrealized gain (loss) on investments	.45	(1.59)	(5.15)
Total from Investment Operations	.53	(1.33)	(5.10)
Distributions:
Dividends from investment income--net	(.11)	(.17)	(.13)
Dividends from net realized gain on investments	-	(.47)	-
Total Distributions	(.11)	(.64)	(.13)
Net asset value, end of period	16.59	16.17	18.14
Total Return (%)[c]	3.20	(6.67)	(21.95)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.11	1.83	6.42[e]
Ratio of net expenses to average net assets	2.11 f	1.42	2.15[e]
Ratio of net investment income to average net assets	.52	2.07	.49[e]
Portfolio Turnover Rate	64.45	115.69	105
Net Assets, end of period ($ x 1,000)	1,345	1,191	399
[a]From March 31, 2008 (commencement of initial offering) to September 30, 2008.
[b]Based on average shares outstanding at each month end.
[c]Exclusive of sales charge.
[d]Not annualized.
[e]Annualized.
[f]Expense waivers and/or reimbursements amounted to less than .01%.

Financial Highlights (cont’d)

Year Ended September 30,
Class I Shares	2010	2009	2008[a]	2007	2006[b]
Per Share Data ($):
Net asset value, beginning of period	16.27	18.21	26.94	21.51	20.00
Investment Operations:
Investment income--net[c]	.25	.30	.31	.35	.27
Net realized and unrealized gain (loss) on investments	.45	(1.59)	(6.64)	5.41	1.54
Total from Investment Operations	.70	(1.29)	(6.33)	5.76	1.81
Distributions:
Dividends from investment income--net	(.13)	(.18)	(.35)	(.20)	(.30)
Dividends from net realized gain on investments	-	(.47)	(2.05)	(.13)	-
Total Distributions	(.13)	(.65)	(2.40)	(.33)	(.30)
Net asset value, end of period	16.84	16.27	18.21	26.94	21.51
Total Return (%)	4.31	(6.32)	(25.80)	26.92	9.15 d
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.07	1.16	1.59	1.36	1.53[e]
Ratio of net expenses to average net assets	1.07[f]	1.13	1.15	1.15	1.15[e]
Ratio of net investment income to average net assets	1.57	2.41	1.33	1.45	1.63[e]
Portfolio Turnover Rate	64.45	115.69	105	87	84[d]
Net Assets, end of period ($ x 1,000)	500,811	331,986	61,779	49,134	33,354

[a]The fund commenced offering four classes of shares on March 31, 2008. The existing shares were redesignated Class I and the fund added Class A, Class C and Class R shares. The fund terminated its offering of Class R shares on December 3, 2008.

[b]From December 21, 2005 (commencement of operations) to September 30, 2006.
[c]Based on average shares outstanding at each month end.
[d]Not annualized.
[e]Annualized.
[f]Expense waivers and/or reimbursements amounted to less than .01%.

NOTES

NOTES

For More Information

Dreyfus/Newton International Equity Fund

A series of Dreyfus Investment Funds
SEC file number: 811-04813

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings and contains a letter from the fund’s manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year. The fund’s most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings

Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Mutual Fund Center – Dreyfus Mutual Funds – Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s SAI.

To obtain information:

By telephone. Call 1-800-554-4611

By mail.
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail. Send your request to info@dreyfus.com

On the Internet. Certain fund documents can be viewed online or downloaded from:

SEC: http://www.sec.gov

Dreyfus: http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-551-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2011 MBSC Securities Corporation 6916P0211